 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 2005 REGISTRATION NOS.: 333-01995 811-7575 ================================================================================ SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 --------------------- FORM N-1A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X] PRE-EFFECTIVE AMENDMENT NO. [ ] POST-EFFECTIVE AMENDMENT NO. 12 [X] AND/OR REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X] AMENDMENT NO. 13 [X] --------------------- MORGAN STANLEY INCOME BUILDER FUND (A MASSACHUSETTS BUSINESS TRUST) (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER) 1221 AVENUE OF THE AMERICAS NEW YORK, NEW YORK 10020 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397 AMY R. DOBERMAN, ESQ. 1221 AVENUE OF THE AMERICAS NEW YORK, NEW YORK 10020 (NAME AND ADDRESS OF AGENT FOR SERVICE) --------------------- COPY TO: CARL FRISCHLING, ESQ. STUART M. STRAUSS, ESQ. KRAMER LEVIN NAFTALIS & FRANKEL LLP CLIFFORD CHANCE US LLP 1177 AVENUE OF THE AMERICAS 31 WEST 52ND STREET NEW YORK, NEW YORK 10036 NEW YORK, NEW YORK 10019 --------------------- APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Post-Effective Amendment becomes effective. IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX): Immediately upon filing pursuant to paragraph (b) ----- On (date) pursuant to paragraph (b) ----- 60 days after filing pursuant to paragraph (a)(1) ----- X On January 27, 2006 pursuant to paragraph (a)(1) ----- 75 days after filing pursuant to paragraph (a)(2) ----- On (date) pursuant to paragraph (a)(2) of Rule 485. ----- --------------------- AMENDING THE PROSPECTUS IF APPROPRIATE, CHECK THE FOLLOWING BOX: ---- This post-effective amendment designates a new effective date for a previously filed post-effective amendment. ================================================================================ [MORGAN STANLEY FUNDS LOGO] MORGAN STANLEY FUNDS Morgan Stanley Income Builder Fund A mutual fund whose primary investment objective is to seek reasonable income. As a secondary objective, the Fund seeks growth of capital. [MORGAN STANLEY LOGO] The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Prospectus January 27, 2006 Contents THE FUND Investment Objectives.................................................1 Principal Investment Strategies.......................................1 Principal Risks...................................................... 2 Past Performance..................................................... 5 Fees and Expenses.................................................... 8 Additional Investment Strategy Information........................... 9 Additional Risk Information......................................... 10 Portfolio Holdings...................................................10 Fund Management..................................................... 11 SHAREHOLDER INFORMATION Pricing Fund Shares................................................. 13 How to Buy Shares................................................... 14 Limited Portability..................................................15 How to Exchange Shares.............................................. 16 How to Sell Shares.................................................. 18 Distributions....................................................... 20 Frequent Purchases and Redemptions of Fund Shares....................21 Tax Consequences.................................................... 22 Share Class Arrangements............................................ 23 Additional Information.............................................. 31 FINANCIAL HIGHLIGHTS.......................................................32 MORGAN STANLEY FUNDS........................................Inside Back Cover This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference. The Fund -------------------------------------------------------------------------------- INVESTMENT OBJECTIVES [GRAPHIC OMITTED] Morgan Stanley Income Builder Fund seeks reasonable income as a primary investment objective. As a secondary objective, the Fund seeks growth of capital. -------------------------------------------------------------------------------- PRINCIPAL INVESTMENT STRATEGIES [GRAPHIC OMITTED] The Fund will normally invest at least 80% of its assets in income-producing equity and fixed-income securities, with normally at least 65% of its assets invested in income-producing equity securities, including common stock, preferred stock and convertible securities. The Fund may invest up to 15% of its net assets in real estate investment trusts (commonly known as "REITs"). The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., utilizes a value-oriented style in the selection of securities. Investments are normally made primarily in (i) common stocks (including depositary receipts) of large capitalization companies with a record of paying dividends and which, in the opinion of the Investment Adviser, have the potential for maintaining dividends, (ii) preferred stock and (iii) securities convertible into common stocks of small-, mid- and large-cap companies -- including "synthetic" and "exchangeable" convertibles. The Fund's investments can also include "Rule 144A" securities, which are subject to resale restrictions, and foreign securities. (sidebar) ---------------- INCOME AND GROWTH An investment objective having the goal of selecting securities with the potential to pay out income and rise in price. (end sidebar) The Investment Adviser follows a "bottom-up" approach in the selection of convertible securities for the Fund. Beginning with a universe of about 500 companies, the Investment Adviser narrows the focus to small-, mid- and large-cap companies and reviews the issues to determine if the convertible security is trading with the underlying equity security. The yield of the underlying equity security is evaluated and company fundamentals are studied to evaluate cash flow, risk/reward balance, valuation and the prospects for growth. The Fund may invest up to 25% of its net assets in "exchangeable" convertible securities. "Exchangeable" convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer, which the holder can realize. In addition, in many cases, "exchangeable" convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder. 1 The Fund may invest up to 10% of its net assets in "synthetic" convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, "synthetic" convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer. The Fund's convertible securities may include lower-rated fixed-income securities, commonly known as "junk bonds." The Fund may invest up to 35% of its net assets in U.S. government securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and non-convertible fixed-income securities (including zero coupon securities). Zero coupon securities are purchased at a discount and generally accrue interest, but make no payment until maturity. Up to 20% of the Fund's net assets may be invested in non-convertible fixed-income securities rated lower than investment grade by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Services Inc. ("Moody's") (but not below B) or, if unrated, of comparable quality as determined by the Investment Adviser (commonly known as "junk bonds"). The 20% limitation is not applicable to convertible securities. Up to 20% of the Fund's net assets may be invested in common stocks that do not pay a dividend. Up to 25% of the Fund's net assets may be invested in foreign securities (including depositary receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange. The Fund may also utilize forward foreign currency exchange contracts. The Fund may also invest in options and futures. Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. -------------------------------------------------------------------------------- PRINCIPAL RISKS [GRAPHIC OMITTED] There is no assurance that the Fund will achieve its investment objectives. The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund. 2 COMMON AND PREFERRED STOCK. A principal risk of investing in the Fund is associated with its investment in stocks. In general, stock values fluctuate in response to activities specific to the issuer as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. FIXED-INCOME SECURITIES. Principal risks of investing in the Fund are associated with its fixed-income investments (including zero coupon securities). All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Accordingly, a rise in the general level of interest rates may cause the price of the Fund's fixed-income securities to fall substantially. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) FOREIGN SECURITIES. The Fund's investment in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. CONVERTIBLE SECURITIES. The Fund is subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities. In addition, because some of the 3 convertible securities in which the Fund invests are convertible into the common stocks of small- and mid-cap companies, the Fund is subject to the specific risks associated with investing in small- and mid-cap companies. There are also special risks associated with the Fund's investments in "exchangeable" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities. SMALL & MEDIUM CAPITALIZATION COMPANIES. The Fund's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Fund's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Fund's ability to sell certain securities at favorable prices and may also make it difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. LOWER RATED FIXED-INCOME SECURITIES ("JUNK BONDS"). The Fund's investments in fixed-income securities rated lower than investment grade, or if unrated, of comparable quality as determined by the Investment Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the market for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value. REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by its shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company. 4 OTHER RISKS. The performance of the Fund also will depend on whether or not the Investment Adviser is successful in applying the Fund's investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in forward foreign currency exchange contracts and options and futures. For more information about these risks, see the "Additional Risk Information" section. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency. -------------------------------------------------------------------------------- PAST PERFORMANCE [GRAPHIC OMITTED] The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. ANNUAL TOTAL RETURNS -- CALENDAR YEARS [GRAPHIC OMITTED] 1997 23.97% 1998 1.73% 1999 1.72% 2000 2.90% 2001 -0.49% 2002 -8.24% 2003 20.20% 2004 2005 The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The year-to-date total return as of December 31, 2005 was %. (sidebar) ---------------- ANNUAL TOTAL RETURNS This chart shows how the performance of the Fund's Class B shares has varied from year to year over the past nine calendar years. (end sidebar) During the periods shown in the bar chart, the highest return for a calendar quarter was % (quarter ended ) and the lowest return for a calendar quarter was % (quarter ended ). 5 (sidebar) ---------------- AVERAGE ANNUAL TOTAL RETURNS This table compares the Fund's average annual total returns with those of indices that represent a broad measure of market performance, as well as indices that represent a group of similar mutual funds, over time. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). (end sidebar) AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2005) PAST 1 YEAR PAST 5 YEARS LIFE OF THE FUND* Class A1 -- Return Before Taxes % % % Russell 1000 (Registered Trademark) Value Index+ 2% % % Lehman Brothers U.S. Government/Credit Index+3% % % Lipper Income Funds Index+4% % % Lipper Equity Income Funds Index+5% % % Class B1 -- Return Before Taxes % % % Returns After Taxes on Distributions % % % Returns After Taxes on Distributions and Sale of Fund Shares % % % Russell 1000 (Registered Trademark) Value Index+ 2% % % Lehman Brothers U.S. Government/Credit Index+3% % % Lipper Income Funds Index+4% % % Lipper Equity Income Funds Index+5% % % Class C1 -- Return Before Taxes % % % Russell 1000 (Registered Trademark) Value Index+ 2% % % Lehman Brothers U.S. Government/Credit Index+3% % % Lipper Income Funds Index+4% % % Lipper Equity Income Funds Index+5% % % Class D1 -- Return Before Taxes % % % Russell 1000 (Registered Trademark) Value Index+ 2% % % Lehman Brothers U.S. Government/Credit Index+3% % % Lipper Income Funds Index+4% % % Lipper Equity Income Funds Index+5% % % * Only shown for Share Classes with less than a ten-year history. + Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index (1) Classes A, C and D commenced operations on July 28, 1997. Class B commenced operations on June 26, 1996. (2) The Russell 1000 (Registered Trademark) Value Index measures the performance of those companies in the Russell 1000 (Registered Trademark) Index with lower price-to-book ratios and lower forecasted growth values. (3) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. (4) The Lipper Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. The Fund is in the Lipper Income Funds classification as of September 30, 2005. (5) The Lipper Equity Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Equity Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. 6 Included in the table above are the after-tax returns for the Fund's Class B shares. The after-tax returns for the Fund's other classes will vary from the Class B shares' returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable. 7 -------------------------------------------------------------------------------- FEES AND EXPENSES [GRAPHIC OMITTED] The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features, which should be considered in selecting a Class of shares. The Fund does not charge account or exchange fees. However, certain shareholders may be charged an order processing fee by the broker-dealer through which shares are purchased, as described below. See the "Share Class Arrangements" section for further fee and expense information. SHAREHOLDER FEES (sidebar) ---------------- SHAREHOLDER FEES These fees are paid directly from your investment. (end sidebar) (sidebar) ---------------- ANNUAL FUND OPERATING EXPENSES These expenses are deducted from the Fund's assets. (end sidebar) CLASS A CLASS B CLASS C CLASS D Maximum sales charge (load) imposed on purchases (as a percentage of offering price) 5.25%(1) None None None Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption) None(2) 5.00%(3) 1.00%(4) None Redemption fee5 2.00% 2.00% 2.00% 2.00% ANNUAL FUND OPERATING EXPENSES CLASS A CLASS B CLASS C CLASS D Advisory fee* % % % % Distribution and service (12b-1) fees6% % % None Other expenses* % % % % Total annual Fund operating expenses* % % % % * Expense information in the table has been restated to reflect current fees (see "Fund Management"). (1) Reduced for purchases of $25,000 and over. (2) Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances. (3) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC. (4) Only applicable if you sell your shares within one year after purchase. (5) Payable to the Fund on shares redeemed within seven days of purchase. See "Shareholder Information -- How to Sell Shares" for more information on redemption fees. (6) The Fund has adopted a Rule 12b-1 Distribution Plan pursuant to which it reimburses the distributor for distribution-related expenses (including personal services to shareholders) incurred on behalf of Class A, Class B and Class C shares in an amount each month up to an annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C shares, respectively. 8 EXAMPLE This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions, depending upon whether or not you sell your shares at the end of each period. IF YOU SOLD YOUR SHARES IF YOU HELD YOUR SHARES ---------------------------------------------- ---------------------------------------------- 1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- Class A $ $ $ $ $ $ $ $ Class B $ $ $ $ $ $ $ $ Class C $ $ $ $ $ $ $ $ Class D $ $ $ $ $ $ $ $ While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares. ORDER PROCESSING FEE. Morgan Stanley DW Inc. ("Morgan Stanley DW") charges clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems shares of the Fund. Please consult your Morgan Stanley Financial Advisor for more information regarding this fee. -------------------------------------------------------------------------------- ADDITIONAL INVESTMENT STRATEGY INFORMATION [GRAPHIC OMITTED] This section provides additional information relating to the Fund's investment strategies. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund's investments also may include forward foreign currency exchange contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. In addition, the Fund may use these instruments to modify its exposure to various currency markets. OPTIONS AND FUTURES. The Fund may invest in futures with respect to stock indices, financial instruments and interest rate indices and may purchase and sell options on securities, securities indices and stock index futures. Futures and options may be used to facilitate trading, to increase or decrease the Fund's market exposure or to seek to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased. 9 DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund's principal investment strategies when the Investment Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objectives. The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes. -------------------------------------------------------------------------------- ADDITIONAL RISK INFORMATION [GRAPHIC OMITTED] This section provides additional information relating to the risks of investing in the Fund. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Use of forward foreign currency exchange contracts involves risks. If the Investment Adviser employs a strategy that does not correlate well with the Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund's volatility and, thus, could involve a significant risk. OPTIONS AND FUTURES. If the Fund invests in futures on stock indices, financial instruments and interest rate indices or options on securities, securities indices and stock index futures, its participation in these markets may subject it to certain risks. The Investment Adviser's predictions of movements in the direction of the stock, bond, stock index or interest rate markets may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of futures and options include, for example, the possible imperfect correlation between the price of option and futures contracts and the movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments. -------------------------------------------------------------------------------- PORTFOLIO HOLDINGS [GRAPHIC OMITTED] A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. 10 -------------------------------------------------------------------------------- FUND MANAGEMENT (sidebar) ---------------- MORGAN STANLEY INVESTMENT ADVISORS INC. The Investment Adviser is widely recognized as a leader in the mutual fund industry and had approximately $ billion in assets under management or administration as of December 31, 2005. (end sidebar) [GRAPHIC OMITTED] The Fund has retained the Investment Adviser -- Morgan Stanley Investment Advisors Inc. -- to provide investment advisory services. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser's address is 1221 Avenue of the Americas, New York, NY 10020. The Fund is managed within the Investment Adviser's Equity Income team. The Equity Income team consists of Portfolio Managers and analysts. Current members of the team include James A. Gilligan, a Managing Director of the Investment Adviser, James O. Roeder, an Executive Director of the Investment Adviser and Thomas B. Bastian, Sergio Marcheli and Vincent E. Vizachero, Vice Presidents of the Investment Adviser. Mr. Gilligan has worked for the Investment Adviser since 1985 and began managing the Fund in August 2002. Prior to that, he worked in an investment management capacity for the Investment Adviser. Mr. Roeder has worked for the Investment Adviser since May 3, 1999 and began managing the Fund in August 2002. Prior to that, he worked in an investment management capacity for the Investment Adviser. Mr. Bastian has worked for the Investment Adviser since March 2003 and began managing the Fund in November 2003. Prior to March 2003, he was a portfolio manager at Eagle Asset Management. Mr. Marcheli has worked for the Investment Adviser since August 15, 1995 and began managing the Fund in November 2003. Prior to that he worked in an investment management capacity for the Investment Adviser, and prior to that, he worked in a marketing capacity for an affiliate of the Investment Adviser. Mr. Vizachero has worked for the Investment Adviser since July 2002, and began managing the Fund in August 2002. Prior to July 2002, he was an analyst at Fidelity Investments. Mr. Gilligan is the lead manager of the Fund. Each member is responsible for specific sectors as needed. Mr. Marcheli also manages the cash position in the Fund. All team members are responsible for the day-to-day management of the Fund and Mr. Gilligan is responsible for the execution of the overall strategy of the Fund. The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund. Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement (the "Management Agreement") pursuant to which the Fund paid the Investment Adviser a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Adviser at the 11 following annual rate: 0.75% of the portion of the daily net assets not exceeding $500 million; and 0.725% of the portion of the daily net assets exceeding $500 million. For the fiscal year ended September 30, 2005, the Fund paid total compensation to the Investment Adviser amounting to % of the Fund's average daily net assets. Effective November 1, 2004, the Board of Trustees approved an amended and restated investment advisory agreement to remove the administrative services component from the Investment Management Agreement and to reduce the investment advisory fee to the annual rate of 0.67% of the portion of the daily net assets not exceeding $500 million; and 0.645% of the portion of the daily net assets exceeding $500 million. The administrative services previously provided to the Fund by the Investment Advisor are being provided by Morgan Stanley Services Company Inc. ("Administrator") pursuant to a separate administration agreement entered into by the Fund with the Administrator. Such change resulted in a 0.08% reduction in the advisory fee concurrent with the implementation of a 0.08% administration fee pursuant to the new administration agreement. Although the entities providing administration services to the Fund have changed, the Morgan Stanley personnel performing such services remain the same. Furthermore, the changes have not resulted in any increase in the amount of total combined fees paid by the Fund for investment advisory and administration services, or any decrease in the nature or quality of the investment advisory or administration services received by the Fund. A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended September 30, 2005. 12 Shareholder Information -------------------------------------------------------------------------------- PRICING FUND SHARES [GRAPHIC OMITTED] The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees. The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed. The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Trustees. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares. An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value. 13 -------------------------------------------------------------------------------- HOW TO BUY SHARES [GRAPHIC OMITTED] You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. The Fund's transfer agent, Morgan Stanley Trust ("Transfer Agent"), in its sole discretion, may allow you to purchase shares directly by calling and requesting an application. (sidebar) ---------------- CONTACTING A FINANCIAL ADVISOR If you are new to the Morgan Stanley Funds and would like to contact a Morgan Stanley Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds (end sidebar) To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase. When you buy Fund shares, the shares are purchased at the next share price calculated (plus any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases. We reserve the right to reject any order for the purchase of Fund shares for any reason. ORDER PROCESSING FEE. Morgan Stanley DW charges clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems shares of the Fund. Please consult your Morgan Stanley Financial Advisor for more information regarding this fee. 14 MINIMUM INVESTMENT AMOUNTS MINIMUM INVESTMENT --------------------------- INVESTMENT OPTIONS INITIAL ADDITIONAL Regular Account $ 1,000 $ 100 Individual Retirement Account $ 1,000 $ 100 Coverdell Education Savings Account $ 500 $ 100 EasyInvest (Registered Trademark) (Automatically from your checking or savings account or Money Market Fund) $ 100* $ 100* * Provided your schedule of investments totals $1,000 in 12 months. (sidebar) ---------------- EasyInvest (Registered Trademark) A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service. (end sidebar) There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Adviser's mutual fund asset allocation program; (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services; (3) the following programs approved by the Fund's distributor; (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code or (ii) certain other investment programs that do not charge an asset-based fee; (4) employer-sponsored employee benefit plan accounts; or (5) the reinvestment of dividends in additional Fund shares. INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus. SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner: o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s). o Make out a check for the total amount payable to: Morgan Stanley Income Builder Fund. o Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303. -------------------------------------------------------------------------------- LIMITED PORTABILITY [GRAPHIC OMITTED] Most Fund shareholders hold their shares with Morgan Stanley DW. Please note that your ability to transfer your Fund shares to a brokerage account at another securities dealer may be limited. Fund shares may only be transferred to accounts held at a limited number of securities dealers or financial intermediaries that have entered into agreements with the Fund's distributor. After a transfer, you may purchase additional shares of the Morgan Stanley Funds you owned before the transfer, but you may not be able to purchase shares of any other Morgan Stanley Funds or exchange shares of the fund(s) you own for shares of other Morgan Stanley 15 Funds (as described below under "How to Exchange Shares"). If you wish to transfer Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Fund's distributor, you may request that the securities dealer or financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of such securities dealer or financial intermediary for your benefit. You may also hold your Fund shares in your own name directly with the Transfer Agent. Other options may also be available; please check with the respective securities dealer or financial intermediary. If you choose not to hold your shares with the Transfer Agent, either directly or through a securities dealer or other financial intermediary, you must redeem your shares and pay any applicable CDSC. -------------------------------------------------------------------------------- HOW TO EXCHANGE SHARES [GRAPHIC OMITTED] PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund or the Limited Duration U.S. Treasury Trust, without the imposition of an exchange fee. Front-end sales charges are not imposed on exchanges of Class A shares. See the inside back cover of this Prospectus for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase. An exchange of Fund shares held for less than seven days from the date of purchase will be subject to the 2% redemption fee described under the section "How to Sell Shares." EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Transfer Agent and then write the Transfer Agent or call toll-free (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling toll-free (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates. An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions, as described above, are received. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. See "Limitations on Exchanges." The check writing privilege is not available for Money Market Fund shares you acquire in an exchange. 16 TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded. Telephone instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past. MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares. TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Fund, there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss. You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange. LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. The Fund reserves the right to reject an exchange request for any reason. CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this Prospectus for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Fund that are exchanged for shares of another. For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call toll-free (800) 869-NEWS. 17 -------------------------------------------------------------------------------- HOW TO SELL SHARES [GRAPHIC OMITTED] You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below. OPTIONS PROCEDURES ------------------ ------------------------------------------------------------------------------------------------ Contact Your To sell your shares, simply call your Morgan Stanley Financial Advisor or other authorized Financial Advisor financial representative. Payment will be sent to the address to which the account is registered or deposited in your brokerage account. ------------------ ------------------------------------------------------------------------------------------------ By Letter You can also sell your shares by writing a "letter of instruction" that includes: o your account number; o the name of the Fund; o the dollar amount or the number of shares you wish to sell; o o the Class of shares you wish to sell; and o the signature of each owner as it appears on the account. If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust toll-free at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor. Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation. A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions. ------------------ ------------------------------------------------------------------------------------------------ Systematic If your investment in all of the Morgan Stanley Funds has a total market value of at least Withdrawal Plan $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements. Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements" section of this Prospectus. 18 OPTIONS PROCEDURES ------------------ --------------------------------------------------------------------------------------------- Systematic To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Financial Advisor Withdrawal Plan or call toll-free (800) 869-NEWS. You may terminate or suspend your plan at any time. Please (continued) remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time. ------------------ --------------------------------------------------------------------------------------------- PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account. Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored. ORDER PROCESSING FEE. Morgan Stanley DW charges clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems shares of the Fund. Please consult your Morgan Stanley Financial Advisor for more information regarding this fee. TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this Prospectus and consult your own tax professional about the tax consequences of a sale. REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale. INVOLUNTARY SALES. The Fund reserves the right, on 60 days' notice, to sell the shares of any shareholder (other than shares held in an individual retirement account ("IRA") or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvest (Registered Trademark) , if after 12 months the shareholder has invested less than $1,000 in the account. However, before the Fund sells your shares in this manner, we will notify you and allow you 60 days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale. MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares. REDEMPTION FEE. Fund shares redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the 19 effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first. The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Moreover, certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Fund's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Fund through an intermediary, please read that financial intermediary's materials carefully to learn about any other restrictions or fees that may apply. -------------------------------------------------------------------------------- DISTRIBUTIONS [GRAPHIC OMITTED] The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns interest from fixed-income investments and income from stocks. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." (sidebar) ---------------- TARGETED DIVIDENDS(SM) You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service. (end sidebar) The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C shares because distribution fees that Class B and Class C shares pay are higher. Normally, income dividends are distributed to shareholders quarterly. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment. Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Fund shares through a Morgan Stanley Financial Advisor or other authorized financial representative within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest 20 will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Transfer Agent at least five business days prior to the record date of the distributions. -------------------------------------------------------------------------------- FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES [GRAPHIC OMITTED] Frequent purchases and redemptions of Fund shares by Fund shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains and forcing the Fund to hold excess levels of cash. In addition, the Fund is subject to the risk that market timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund's portfolio securities trade and the time as of which the Fund's net asset value is calculated ("time-zone arbitrage"). For example, a market timer may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund's net asset value calculation, that are likely to result in higher prices in foreign markets the following day. The market timer would redeem the Fund's shares the next day when the Fund's share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Fund shareholders. The Fund's policies with respect to valuing portfolio securities are described in "Shareholder Information--Pricing Fund Shares." The Fund discourages and does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders and the Fund's Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund's policies with respect to purchases, redemptions and exchanges of Fund shares are described in the "How to Buy Shares," "How to Exchange Shares" and "How to Sell Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries, as described below, the Fund's policies regarding frequent trading of Fund shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Fund shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Fund shares. Omnibus accounts generally do not identify customers' trading activity to the Fund on an individual basis. Therefore, with respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited. Consequently, the Fund must rely on the financial intermediary to monitor 21 frequent short-term trading within the Fund by the financial intermediary's customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities. -------------------------------------------------------------------------------- TAX CONSEQUENCES [GRAPHIC OMITTED] As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund. Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when: o The Fund makes distributions; and o You sell Fund shares, including an exchange to another Morgan Stanley Fund. TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains no matter how long you have owned shares in the Fund. Under current law, a portion of the ordinary income dividends you receive may be taxed at the same rate as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates. Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes. TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares. When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this Prospectus this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income. 22 -------------------------------------------------------------------------------- SHARE CLASS ARRANGEMENTS [GRAPHIC OMITTED] The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you. The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class. The chart below compares the sales charge and annual 12b-1 fee applicable to each Class: CLASS SALES CHARGE MAXIMUM ANNUAL 12B-1 FEE A Maximum 5.25% initial sales charge reduced for purchases of $25,000 or more; shares purchased without an initial sales charge are generally subject to a 1.00% CDSC if sold during the first 18 months 0.25% B Maximum 5.00% CDSC during the first year decreasing to 0% after six years 1.00% C 1.00% CDSC during the first year 1.00% D None None Certain shareholders may be eligible for reduced sales charges schedule (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information for each Class set forth below for specific eligibility requirements. You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) at the time a purchase order (or in the case of Class B or Class C shares, a redemption order) is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of Morgan Stanley DW or other authorized dealer of Fund shares, or the Transfer Agent does not confirm your represented holdings. In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Fund or other Morgan Stanley Funds held in all related accounts described below at Morgan Stanley or by other authorized dealers, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility 23 minimum. The Fund makes available, in a clear and prominent format, free of charge, on its web site, www.morganstanley.com, information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers and eligibility minimums. The web site includes hyperlinks that facilitate access to the information. CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25% of the public offering price. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 1.00% on sales made within 18 months after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution and shareholder services (12b-1) fee of up to 0.25% of the average daily net assets of the Class. The maximum annual 12b-1 fee payable by Class A shares is lower than the maximum annual 12b-1 fee payable by Class B or Class C shares. The offering price of Class A shares includes a sales charge (expressed as a percentage of the public offering price) on a single transaction as shown in the following table: (sidebar) ---------------- FRONT-END SALES CHARGE OR FSC An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent. (end sidebar) FRONT-END SALES CHARGE --------------------------------------------------- PERCENTAGE OF PUBLIC APPROXIMATE PERCENTAGE AMOUNT OF SINGLE TRANSACTION OFFERING PRICE OF NET AMOUNT INVESTED ----------------------------------------------------------------------------------------- Less than $25,000 5.25% 5.54% $25,000 but less than $50,000 4.75% 4.99% $50,000 but less than $100,000 4.00% 4.17% $100,000 but less than $250,000 3.00% 3.09% $250,000 but less than $500,000 2.50% 2.56% $500,000 but less than $1 million 2.00% 2.04% $1 million and over 0.00% 0.00% You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class A shares of the Fund, by combining, in a single transaction, your purchase with purchases of Class A shares of the Fund by the following related accounts: o A single account (including an individual, trust or fiduciary account). o A family member account (limited to spouse, and children under the age of 21). o Pension, profit sharing or other employee benefit plans of companies and their affiliates. o Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans). o Tax-exempt organizations. o Groups organized for a purpose other than to buy mutual fund shares. 24 COMBINED PURCHASE PRIVILEGE. You will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund for any related account in a single transaction with purchases of any class of shares of other Morgan Stanley Multi-Class Funds for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is: o A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual). o A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21). o An IRA and single participant retirement account (such as a Keogh). o An UGMA/UTMA account. RIGHT OF ACCUMULATION. You may benefit from a reduced sales charge if the cumulative net asset value of Class A Shares of the Fund purchased in a single transaction, together with the net asset value of all classes of shares of Morgan Stanley Multi-Class Funds (including shares of Morgan Stanley Non-Multi-Class Funds which resulted from an exchange from Morgan Stanley Multi-Class Funds) held in related accounts amounts to $25,000 or more. For the purposes of the rights of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above. NOTIFICATION. You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley DW or other authorized dealer of Fund shares or the Transfer Agent does not confirm your represented holdings. In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Fund or other Morgan Stanley Funds held in all related accounts described above at Morgan Stanley or by other authorized dealers, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold. The Fund makes available, in a clear and prominent format, free of charge, on its web site, www.morganstanley.com, information regarding applicable sales loads and reduced sales charges (i.e., breakpoint discounts). The web site includes hyperlinks that facilitate access to the information. LETTER OF INTENT. The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds within a 13-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Fund (or any other 25 Multi-Class Fund) from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the historical cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the periods referenced in (1) and (2) above. You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and any financial intermediaries may not maintain this information. You can obtain a Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling toll-free (800) 869-NEWS. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal. OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories: o A trust for which a banking affiliate of the Investment Adviser provides discretionary trustee services. o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor, pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. o Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor. o Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which an entity independent from Morgan Stanley serves as recordkeeper under an alliance or similar agreement with Morgan Stanley's Retirement Plan Solutions (together, "Morgan Stanley Eligible Plans"). o A Morgan Stanley Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees. o Insurance company separate accounts that have been approved by the Fund's distributor. o Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary. o Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary. 26 CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased. (sidebar) ---------------- CONTINGENT DEFERRED SALES CHARGE OR CDSC A fee you pay when you sell shares of certain Morgan Stanley Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table. (end sidebar) YEAR SINCE PURCHASE PAYMENT MADE CDSC AS A PERCENTAGE OF AMOUNT REDEEMED First 5.0% Second 4.0% Third 3.0% Fourth 2.0% Fifth 2.0% Sixth 1.0% Seventh and thereafter None The CDSC is assessed on an amount equal to the lesser of the then market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholders Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. Broker-dealers or other financial intermediaries may impose a limit on the dollar value of a Class B share purchase order that they will accept. For example, a Morgan Stanley Financial Advisor generally will not accept purchase orders for Class B shares that in the aggregate amount to $25,000 or more over a 90-day period. You should discuss with your financial advisor which share class is most appropriate for you, based on the size of your investment, your expected time horizon for holding the shares and other factors, bearing in mind the availability of reduced sales loads on Class A share purchases of $25,000 or more and for existing shareholders who hold over $25,000 in Morgan Stanley Funds. CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of: o Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your individual name or in the names of you and your spouse as joint tenants with right of survivorship; (ii) registered in the name of a trust of which (a) you are the settlor and that is revocable by you (i.e., a "living trust") or (b) you and your spouse are the settlors and that is revocable by you or your spouse (i.e., a "joint living trust"); or (iii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in each case that the sale is requested within one year of your death or initial determination of disability. o Sales in connection with the following retirement plan "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement 27 (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 591/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 591/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee). o Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver. o Sales of shares purchased prior to April 1, 2004 or acquired in exchange for shares purchased prior to April 1, 2004, if you simultaneously invest the proceeds from such sale in the Investment Adviser's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares acquired in connection with the Investment Adviser's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, and mandatory sale or transfer restrictions on termination. All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Morgan Stanley Financial Advisor or other authorized financial representative or call toll-free (800) 869-NEWS. DISTRIBUTION FEE. Class B shares are also subject to an annual distribution and shareholder services (12b-1) fee of up to 1.00% of the lesser of: (a) the average daily aggregate gross purchases by all shareholders of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares sold by all shareholders since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B shares. The maximum annual 12b-1 fee payable by Class B shares is higher than the maximum annual 12b-1 fee payable by Class A shares. CONVERSION FEATURE. After eight years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The eight-year period runs from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the eight-year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. In the case of Class B shares held in a Morgan Stanley Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Fund purchased by that plan. 28 If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund or the Limited Duration U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares. EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two-year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one-year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the 12b-1 fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC. In addition, shares that are exchanged into or from a Morgan Stanley Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate. CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Brokers, dealers or other financial intermediaries may impose a limit on the dollar value of a Class C share purchase order that they will accept. For example, a Morgan Stanley Financial Advisor generally will not accept purchase orders for Class C shares that in the aggregate amount to $250,000 or more over a 90-day period. You should discuss with your financial advisor which share class is most appropriate for you based on the size of your investment, your expected time horizon for holding the shares and other factors, bearing in mind the availability of reduced sales loads on Class A share purchases of $25,000 or more and for existing shareholders who hold over $25,000 in Morgan Stanley Funds. DISTRIBUTION FEE. Class C shares are subject to an annual distribution and shareholder services (12b-1) fee of up to 1.00% of the average daily net assets of that Class. The maximum annual 12b-1 fee payable by Class C shares is higher than the maximum annual 12b-1 fee payable by Class A shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution and shareholder services (12b-1) fees applicable to Class C shares for as long as the investor owns such shares. 29 CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Morgan Stanley Eligible Plans) and the following investor categories: o Investors participating in the Investment Adviser's or an affiliate's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee. o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Choice Program, at such time as those Fund shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two Classes. o Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor. o Employee benefit plans maintained by Morgan Stanley or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries. o Certain unit investment trusts sponsored by Morgan Stanley DW or its affiliates. o Certain other open-end investment companies whose shares are distributed by the Fund's distributor. o Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts. o The Investment Adviser and its affiliates with respect to shares held in connection with certain deferred compensation programs established for their employees. A purchase order that meets the requirements for investment in Class D shares can be made only in Class D shares. Class D shares are not offered for investments made through Section 529 plans, donor-advised charitable gift funds and insurance company separate accounts (regardless of the size of the investment). MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million ($25 million for Morgan Stanley Eligible Plans) initial investment to qualify to purchase Class D shares, you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds you currently own, along with shares of Morgan Stanley Funds you currently own that you acquired in exchange for those shares. Shareholders cannot combine purchases made by family members or a shareholder's other related accounts in a single transaction for purposes of meeting the $5 million initial investment minimum requirement to qualify to purchase Class D shares. 30 NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC. PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the Class A, Class B and Class C shares. (Class D shares are offered without any 12b-1 fee.) The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return in these Classes and may cost you more than paying other types of sales charges. -------------------------------------------------------------------------------- ADDITIONAL INFORMATION [GRAPHIC OMITTED] The Investment Adviser and/or distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of the Fund's shares. For more information, please see the Fund's Statement of Additional Information. 31 Financial Highlights The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by , an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information from the Fund's annual report, which is available upon request. CLASS A SHARES 32 CLASS B SHARES 33 Financial Highlights (Continued) CLASS C SHARES 34 CLASS D SHARES 35 Notes -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 36 Morgan Stanley Funds EQUITY ------------------------ BLEND/CORE Dividend Growth Securities Multi-Asset Class Fund Total Return Trust ------------------------ DOMESTIC HYBRID Allocator Fund Balanced Growth Fund Balanced Income Fund Income Builder Fund Strategist Fund ------------------------ GLOBAL/INTERNATIONAL European Equity Fund Global Advantage Fund Global Dividend Growth Securities International Fund International SmallCap Fund International Value Equity Fund Japan Fund Pacific Growth Fund ------------------------ GROWTH Aggressive Equity Fund American Opportunities Fund Capital Opportunities Trust Developing Growth Securities Trust Growth Fund Special Growth Fund ------------------------ INDEX Equally-Weighted S&P 500 Fund KLD Social Index Fund Nasdaq-100 Index Fund S&P 500 Index Fund Total Market Index Fund ------------------------ SPECIALTY Biotechnology Fund Convertible Securities Trust Financial Services Trust Global Utilities Fund Health Sciences Trust Information Fund Natural Resource Development Securities Real Estate Fund Utilities Fund ------------------------ VALUE Fundamental Value Fund Mid-Cap Value Fund Small-Mid Special Value Fund Special Value Fund Value Fund FIXED INCOME ------------------------ TAXABLE SHORT TERM Limited Duration Fund*+ Limited Duration U.S. Treasury Trust* ------------------------ TAXABLE INTERMEDIATE TERM Flexible Income Trust High Yield Securities Income Trust Mortgage Securities Trust U.S. Government Securities Trust ------------------------ TAX-FREE California Tax-Free Income Fund Limited Term Municipal Trust*+ New York Tax-Free Income Fund Tax-Exempt Securities Trust MONEY MARKET* ------------------------ TAXABLE Liquid Asset Fund U.S. Government Money Market ------------------------ TAX-FREE California Tax-Free Daily Income Trust New York Municipal Money Market Trust Tax-Free Daily Income Trust There may be funds created or terminated after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designations, e.g., Multi-Class Fund or Money Market Fund. Unless otherwise noted, each listed Morgan Stanley Fund is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple classes of shares. * Single-Class Fund(s) + No-Load (Mutual) Fund Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call toll-free (800) 869-NEWS. Free copies of these documents are also available from our Internet site at: WWW.MORGANSTANLEY.COM/FUNDS. You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site. Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102. TICKER SYMBOLS: ------------------ CLASS A: INBAX CLASS B: INBBX ---------- ------- ---------- ------ CLASS C: INBCX CLASS D: INBDX ---------- ------- ---------- ------ (THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-07575) Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD. (Copyright) 2006 Morgan Stanley CLF# 38421PRO-00 [MORGAN STANLEY LOGO] [MORGAN STANLEY FUNDS LOGO] Morgan Stanley Income Builder Fund 38421 01/06 [MORGAN STANLEY LOGO] Prospectus January 27, 2006 [GRAPHIC OMITTED] STATEMENT OF ADDITIONAL INFORMATION Morgan Stanley Income Builder Fund January 27, 2006 -------------------------------------------------------------------------------- This Statement of Additional Information is not a prospectus. The Prospectus (dated January 27, 2006) for Morgan Stanley Income Builder Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices. The Fund's audited financial statements for the fiscal year ended September 30, 2005, including notes thereto and the report of , are herein incorporated by reference from the Fund's annual report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. Morgan Stanley Income Builder Fund 1221 Avenue of the Americas New York, NY 10020 (800) 869-NEWS TABLE OF CONTENTS -------------------------------------------------------------------------------- I. Fund History ....................................................... 4 II. Description of the Fund and Its Investments and Risks .............. 4 A. Classification .................................................. 4 B. Investment Strategies and Risks ................................. 4 C. Fund Policies/Investment Restrictions ........................... 15 D. Disclosure of Portfolio Holdings ................................ 17 III. Management of the Fund ............................................. 20 A. Board of Trustees ............................................... 20 B. Management Information .......................................... 21 C. Compensation .................................................... 26 IV. Control Persons and Principal Holders of Securities ................ 28 V. Investment Advisory and Other Services ............................. 28 A. Investment Adviser and Administrator ............................ 28 B. Principal Underwriter ........................................... 29 C. Services Provided by the Investment Adviser and Administrator ... 29 D. Dealer Reallowances ............................................. 30 E. Rule 12b-1 Plan ................................................. 30 F. Other Service Providers ......................................... 34 G. Fund Management ................................................. 34 H. Codes of Ethics ................................................. 36 I. Proxy Voting Policy and Proxy Voting Record ..................... 36 J. Revenue Sharing ................................................. 38 VI. Brokerage Allocation and Other Practices ........................... 39 A. Brokerage Transactions .......................................... 39 B. Commissions ..................................................... 39 C. Brokerage Selection ............................................. 39 D. Directed Brokerage .............................................. 41 E. Regular Broker-Dealers .......................................... 41 VII. Capital Stock and Other Securities ................................. 41 VIII. Purchase, Redemption and Pricing of Shares ......................... 42 A. Purchase/Redemption of Shares ................................... 42 B. Offering Price .................................................. 42 IX. Taxation of the Fund and Shareholders .............................. 43 X. Underwriters ....................................................... 46 XI. Performance Data ................................................... 46 XII. Financial Statements ............................................... 47 XIII. Fund Counsel ....................................................... 47 2 GLOSSARY OF SELECTED DEFINED TERMS The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document). "Administrator" or "Morgan Stanley Services" - Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Adviser. "Custodian" - The Bank of New York. "Distributor" - Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley. "Financial Advisors" - Morgan Stanley authorized financial services representatives. "Fund" - Morgan Stanley Income Builder Fund, a registered open-end investment company. "Independent Trustees" - Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Fund. "Investment Adviser" - Morgan Stanley Investment Advisors Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley. "Morgan Stanley & Co." - Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley. "Morgan Stanley DW" - Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley. "Morgan Stanley Funds" - Registered investment companies for which the Investment Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services. "Transfer Agent" - Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley. "Trustees" - The Board of Trustees of the Fund. 3 I. FUND HISTORY -------------------------------------------------------------------------------- The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on March 21, 1996, with the name Dean Witter Income Builder Fund. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Income Builder Fund. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley Income Builder Fund. II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS -------------------------------------------------------------------------------- A. CLASSIFICATION The Fund is an open-end, diversified management investment company whose primary investment objective is to seek reasonable income. As a secondary objective, the Fund seeks growth of capital. B. INVESTMENT STRATEGIES AND RISKS The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information." OPTIONS AND FUTURES TRANSACTIONS. The Fund may engage in transactions in listed and over-the-counter ("OTC") options. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the United States) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the United States) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the United States) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the United States) or other clearing corporation or exchange, at the exercise price. Covered Call Writing. The Fund is permitted to write covered call options on portfolio securities and on the U.S. dollar and foreign currencies in which they are denominated, without limit. The Fund will receive from the purchaser, in return for a call it has written, a "premium," i.e., the price of the option. Receipt of these premiums may better enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities or currency alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities or currencies underlying the option decline in value. The Fund may be required, at any time during the option period, to deliver the underlying security or currency against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time as the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. A call option is "covered" if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the Fund's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Fund's books. 4 Options written by the Fund normally have expiration dates of up to 18 months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written. Covered Put Writing. A writer of a covered put option incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Fund would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the Fund may be required to make payment of the exercise price against delivery of the underlying security. A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Fund's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The operation of and limitations on covered put options in other respects are substantially identical to those of call options. Purchasing Call and Put Options. The Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The purchase of a call option would enable the Fund, in return for the premium paid, to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable the Fund, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option. Options on Foreign Currencies. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. OTC Options. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund may engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. government securities or with affiliates of such banks or dealers. Certain OTC options are considered to be illiquid investments. Risks of Options Transactions. The successful use of options depends on the ability of the Investment Adviser to forecast correctly interest rates, currency exchange rates and/or market movements. If the market value of the portfolio securities upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline (or the value of its denominated currency) below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options. In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option 5 it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets. The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market. Stock Index Options. The Fund may invest in options on broadly based indexes. Options on stock indexes are similar to options on stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Risks of Options on Indexes. Because exercises of stock index options are settled in cash, the Fund could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned 6 until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions. A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options. When required by law, the Fund will cause its custodian bank to earmark cash, U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of the Fund's total assets committed to the consummation of options contracts entered into under the circumstances set forth above. If the value of such securities so earmarked declines, additional cash or securities will be earmarked on a daily basis so that the value of such securities will equal the amount of the Fund's commitments with respect to such contracts. Futures Contracts. The Fund may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills, GNMA Certificates and/or on any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence. A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities. Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas 7 if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction. Margin. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash, U.S. government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract, which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and the Fund may be required to make subsequent deposits of cash, U.S. government securities or other liquid portfolio securities, called "variation margin," which are reflective of price fluctuations in the futures contract. Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits. Limitations on Futures Contracts and Options on Futures. The Commodity Futures Trading Commission ("CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment manager or adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Fund, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore there are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon except as set forth in the Fund's Prospectus or Statement of Additional Information. There is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position. Risks of Transactions in Futures Contracts and Related Options. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which the Fund seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest 8 rate, currency exchange rate and/or market movement trends by the Investment Adviser may still not result in a successful hedging transaction. There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so. Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal to the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio. Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges. In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. If the Fund maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established. In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund. MONEY MARKET SECURITIES. The Fund may invest in various money market securities for cash management purposes, which among others may include commercial paper, bankers' acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to: U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds; 9 Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below; Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more; Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more; Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate; Commercial Paper. Commercial paper rated within the two highest grades by Standard and Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P") or by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and Repurchase Agreements. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by the Fund may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise. A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods 10 of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year. INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS. Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real state securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in the Fund, by investing in REITs indirectly through the Fund, will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the Investment Company Act. LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, the Fund attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund employs an agent to implement the securities lending program and the agent receives a fee from the Fund for its services. The Fund will not lend more than 331|M/3% of the value of its total assets. The Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Fund at any time; and (iv) the Fund receive a reasonable return on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Fund will retain the right to call any security in anticipation of a vote that the Investment Adviser deems material to the security on loan. There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Investment Adviser to be creditworthy and when, in the judgment of the Investment Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with 11 respect to the lending of securities, subject to review by the Fund's Board of Trustees. The Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value. WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment may take place a month or more after the date of commitment. The Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis. WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Adviser determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities. The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale. CONVERTIBLE SECURITIES. The Fund may invest in securities which are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula. Convertible securities are generally fixed-income securities (but may include preferred stock) and generally rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the 12 convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objective. The Fund may invest in convertible securities that are below investment grade. Debt securities rated below investment grade are commonly known as "junk bonds." Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer's continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities. FOREIGN INVESTMENT. Investing in foreign securities involves certain special considerations which are not typically associated with investments in the securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic development which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although the Investment Adviser endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of the Fund's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. EMERGING MARKET SECURITIES. An emerging market security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of an issuer that has one or more of these characteristics in connection with any emerging market country not to be considered an emerging market security if it also has one or more of these characteristics in connection with a developed country. Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, 13 managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely effected by economic conditions in the countries with which they trade. Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days. Investment in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic development (including war) that could affect adversely the economies of such countries or the value of a fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States. Investments in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself). DEPOSITARY RECEIPTS. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to "lock in" the price of a security in U.S. dollars or 14 some other foreign currency which the Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Forward contracts only will be entered into with U.S. banks and their foreign branches, insurance companies and other dealers or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. When required by law, the Fund will cause its custodian bank to earmark cash, U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of the Fund's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities so earmarked declines, additional cash or securities will be earmarked on a daily basis so that the value of such securities will equal the amount of the Fund's commitments with respect to such contracts. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company. Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may involve a significant amount of risk relative to the investment of cash. C. FUND POLICIES/INVESTMENT RESTRICTIONS The investment objectives, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment (unless otherwise noted); and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, except in the case of borrowing and investments in illiquid securities; The Fund will: 1. As a primary objective, seek reasonable income. 2. As a secondary objective, seek growth of capital. The Fund may not: 1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. Government, its agencies or instrumentalities). 15 2. Purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer. 3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. 4. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the U.S. Government, its agencies or instrumentalities. 5. Invest in securities of any issuer if in the exercise of reasonable diligence, the Fund has determined that any officer or trustee/director of the Fund or of the Investment Adviser owns more than 1|M/2 of 1% of the outstanding securities of such issuer, and such officers and trustees/directors who own more than 1|M/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer. 6. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein. 7. Purchase or sell commodities, except that the Fund may purchase or sell (write) futures contracts and related options. 8. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs. 9. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. 10. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). 11. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. 12. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) borrowing money; (c) purchasing any securities on a when-issued or delayed delivery basis; or (d) lending portfolio securities. 13. Make loans of money or securities, except by: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) investment in repurchase agreements; or (c) lending its portfolio securities. 14. Make short sales of securities. 15. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. 16. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security. 17. Invest for the purpose of exercising control or management of any other issuer. In addition, as non-fundamental policies, the Fund will not invest more than 5% of the value of its net assets in warrants, including not more than 2% of such assets in warrants not listed on the New York or American Stock Exchanges. However, the acquisition of warrants attached to other securities is not subject to this restriction. 16 Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund. D. DISCLOSURE OF PORTFOLIO HOLDINGS The Fund's Board of Trustees and the Investment Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Investment Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Investment Adviser's fiduciary duties to Fund shareholders. The Investment Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Adviser or by any affiliated person of the Investment Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below. The Fund makes available on its public website the following portfolio holdings information: o Complete portfolio holdings information quarterly on a calendar quarter basis with a minimum 30 calendar day lag o Top 10 (or top 15) holdings monthly with a minimum 15 business day lag. The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q. All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy. The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Investment Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below). The Investment Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a nondisclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Investment Adviser or any affiliate of the Investment Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds. Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the portfolio securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information. 17 The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly. The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager. The Investment Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund's portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a nondisclosure agreement with the Fund, or owes a duty of trust or confidence to the Investment Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or the Fund's Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Fund's Board of Trustees, or designated committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers. The Investment Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties: NAME INFORMATION DISCLOSED FREQUENCY(1) LAG TIME -------------------------------- ----------------------------- ------------------------ ------------------------------------------ SERVICE PROVIDERS Institutional Shareholder Complete portfolio holdings Twice a month (2) Services (ISS) (proxy voting agent)(*) FT Interactive Data Pricing Complete portfolio holdings As needed (2) Service Provider(*) Morgan Stanley Trust(*) Complete portfolio holdings As needed (2) The Bank of New York(*) Complete portfolio holdings As needed (2) FUND RATING AGENCIES Lipper(*) Top Ten and Complete Quarterly basis Approximately 15 days after quarter end portfolio holdings and approximately 30 days after quarter end Morningstar(**) Top Ten and Complete Quarterly basis Approximately 15 days after quarter end portfolio holdings and approximately 30 days after quarter end Standard & Poor's(*) Complete portfolio holdings Quarterly basis Approximately 15 day lag Investment Company Top Ten portfolio holdings Quarterly basis Approximately 15 days after quarter end Institute(**) CONSULTANTS AND ANALYSTS Americh Massena & Top Ten and Complete Quarterly basis(5) Approximately 10-12 days after quarter end Associates, Inc.(*) portfolio holdings Bloomberg(**) Complete portfolio holdings Quarterly basis Approximately 30 days after quarter end Callan Associates(*) Top Ten and Complete Monthly and quarterly Approximately 10-12 days after portfolio holdings basis, respectively(5) month/quarter end Cambridge Associates(*) Top Ten and Complete Quarterly basis(5) Approximately 10-12 days after quarter end portfolio holdings Citigroup(*) Complete portfolio holdings Quarterly basis(5) At least one day after quarter end CTC Consulting, Inc.(**) Top Ten and Complete Quarterly basis Approximately 15 days after quarter end portfolio holdings and approximately 30 days after quarter end, respectively 18 NAME INFORMATION DISCLOSED FREQUENCY(1) LAG TIME --------------------------------- -------------------------------- ------------------------ --------------------------------------- Evaluation Associates* Top Ten and Complete Monthly and quarterly Approximately 10-12 days after portfolio holdings basis, respectively(5) month/quarter end Fund Evaluation Group(**) Top Ten portfolio holdings(3) Quarterly basis At least 15 days after quarter end Jeffrey Slocum & Complete portfolio holdings(4) Quarterly basis(5) Approximately 10-12 days after quarter Associates(*) end Hammond Associates(**) Complete portfolio holdings(4) Quarterly basis At least 30 days after quarter end Hartland & Co.(**) Complete portfolio holdings(4) Quarterly basis At least 30 days after quarter end Hewitt Associates(*) Top Ten and Complete Monthly and quarterly Approximately 10-12 days after portfolio holdings basis, respectively(5) month/quarter end Merrill Lynch(*) Top Ten and Full portfolio Monthly and quarterly Approximately 10-12 days after holdings basis, respectively(5) month/quarter end Mobius(**) Top Ten portfolio holdings(3) Monthly basis At least 15 days after month end Nelsons(**) Top Ten portfolio holdings(3) Quarterly basis At least 15 days after quarter end Prime Buchholz & Complete portfolio holdings(4) Quarterly basis At least 30 days after quarter end Associates, Inc.(**) PSN(**) Top Ten portfolio holdings(3) Quarterly basis At least 15 days after quarter end PFM Asset Management Top Ten and Complete Quarterly basis(5) Approximately 10-12 days after quarter LLC(*) portfolio holdings end Russell Investment Top Ten and Complete Monthly and quarterly At least 15 days after month end and at Group/Russell/Mellon portfolio holdings basis least 30 days after quarter end, Analytical Services, Inc.(**) respectively Stratford Advisory Group, Top Ten portfolio holdings(6) Quarterly basis(5) Approximately 10-12 days after quarter Inc.(*) end Thompson Financial(**) Complete portfolio holdings(4) Quarterly basis At least 30 days after quarter end Watershed Investment Top Ten and Complete Quarterly basis(5) Approximately 10-12 days after quarter Consultants, Inc.(*) portfolio holdings end Yanni Partners(**) Top Ten portfolio holdings(3) Quarterly basis At least 15 days after quarter end PORTFOLIO ANALYTICS PROVIDERS Fact Set(*) Complete portfolio holdings Daily One Day ---------- (*) This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information. (**) The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information. (1) Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all). (2) Information will typically be provided on a real time basis or as soon thereafter as possible. (3) Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag. (4) Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag. (5) This information will also be provided upon request from time to time. (6) Complete portfolio holdings will also be provided upon request from time to time. In addition, persons who owe a duty of trust or confidence to the Investment Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include, (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the independent trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis). All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund's Board of Trustees (or designated Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analysis; or (vi) in connection with transition managers. The Investment Adviser shall report quarterly to the Board of Trustees (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the 19 recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Investment Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. In no instance may the Investment Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information. The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC: (a) The PHRC, which will consist of executive officers of the Fund and the Investment Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis. (b) The PHRC will periodically review and have the authority to amend as necessary the Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy). (c) The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Investment Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Investment Adviser, the Distributor or any affiliated person of the Fund, the Investment Adviser or the Distributor on the other. (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third-party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed nondisclosure agreement. At least three members of the PHRC, or their designees, and one member of the Fund's Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective. (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting. III. MANAGEMENT OF THE FUND -------------------------------------------------------------------------------- A. BOARD OF TRUSTEES The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Adviser to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner. Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders. 20 B. MANAGEMENT INFORMATION TRUSTEES AND OFFICERS. The Board of the Fund consists of nine Trustees. These same individuals also serve as directors or trustees for all of the funds advised by the Investment Adviser (the "Retail Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds"). Seven Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other two Trustees (the "Management Trustees") are affiliated with the Investment Adviser. The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2005) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.). NUMBER OF PORTFOLIOS IN FUND POSITION(S) LENGTH OF COMPLEX NAME, AGE AND ADDRESS OF HELD WITH TIME PRINCIPAL OCCUPATION(S) DURING OVERSEEN OTHER DIRECTORSHIPS INDEPENDENT TRUSTEE REGISTRANT SERVED* PAST 5 YEARS** BY TRUSTEE HELD BY TRUSTEE ----------------------------- ------------- ------------ ----------------------------------------- ------------ ------------------- Michael Bozic (64) Trustee Since Private Investor; Director or Trustee Director of various c/o Kramer Levin Naftalis & April 1994 of the Retail Funds (since April 1994) business Frankel LLP and the Institutional Funds (since July organizations. Counsel to the 2003); formerly Vice Chairman of Independent Trustees Kmart Corporation (December 1998- 1177 Avenue of the Americas October 2000), Chairman and Chief New York, NY 10036 Executive Officer of Levitz Furniture Corporation (November 1995- November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co. Edwin J. Garn (73) Trustee Since Consultant; Director or Trustee of the Director of Franklin 1031 N. Chartwell Court January Retail Funds (since January 1993) Covey (time Salt Lake City, UT 84103 1993 and the Institutional Funds (since July management systems), 2003); member of the Utah Regional BMW Bank of North Advisory Board of Pacific Corp. (utility America, Inc. company); formerly Managing (industrial loan Director of Summit Ventures LLC corporation), Escrow (2000-2004) (lobbying and consulting Bank USA (industrial firm); United States Senator (R-Utah) loan corporation), (1974-1992) and Chairman, Senate United Space Banking Committee (1980-1986), Alliance (joint Mayor of Salt Lake City, Utah venture between (1971-1974), Astronaut, Space Lockheed Martin and Shuttle Discovery (April 12-19, 1985), the Boeing Company) and Vice Chairman, Huntsman and Nuskin Asia Corporation (chemical company). Pacific (multilevel marketing); member of the board of various civic and charitable organizations. Wayne E. Hedien (71) Trustee Since Retired; Director or Trustee of the Director of The PMI c/o Kramer Levin Naftalis & September Retail Funds (since September 1997) Group Inc. (private Frankel LLP 1997 and the Institutional Funds (since July mortgage insurance); Counsel to the Independent 2003); formerly associated with the Trustee and Vice Trustees Allstate Companies (1966-1994), Chairman of The 1177 Avenue of the Americas most recently as Chairman of The Field Museum of New York, NY 10036 Allstate Corporation (March 1993- Natural History; December 1994) and Chairman and director of various Chief Executive Officer of its wholly- other business and owned subsidiary, Allstate Insurance charitable Company (July 1989-December organizations. 1994). ---------- * This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected. ** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable. 21 NUMBER OF PORTFOLIOS IN FUND POSITION(S) LENGTH OF COMPLEX NAME, AGE AND ADDRESS OF HELD WITH TIME PRINCIPAL OCCUPATION(S) DURING OVERSEEN OTHER DIRECTORSHIPS INDEPENDENT TRUSTEE REGISTRANT SERVED* PAST 5 YEARS** BY TRUSTEE HELD BY TRUSTEE ------------------------------- ------------- ----------- ---------------------------------------- ------------ ------------------- Dr. Manuel H. Johnson (56) Trustee Since Senior Partner, Johnson Smick Director of NVR, c/o Johnson Smick Group, Inc. July 1991 International, Inc., a consulting firm; Inc. (home 888 16th Street, NW Chairman of the Audit Committee and construction); Suite 740 Director or Trustee of the Retail Director of KFX Washington, D.C. 20006 Funds (since July 1991) and the Energy; Director of Institutional Funds (since July 2003); RBS Greenwich Co-Chairman and a founder of the Capital Holdings Group of Seven Council (G7C), an (financial holding international economic commission; company). formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S.Treasury. Joseph J. Kearns (63) Trustee Since President, Kearns & Associates Director of Electro c/o Kearns & Associates LLC July 2003 LLC (investment consulting); Deputy Rent Corporation PMB754 Chairman of the Audit Committee and (equipment leasing), 23852 Pacific Coast Highway Director or Trustee of the Retail The Ford Family Malibu, CA 90265 Funds (since July 2003) and the Foundation, and the Institutional Funds (since August UCLA Foundation. 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust. Michael E. Nugent (69) Trustee Since General Partner of Triumph Capital, c/o Triumph Capital, L.P. July 1991 L.P., a private investment partnership; 445 Park Avenue Chairman of the Insurance Committee New York, NY 10022 and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988). Fergus Reid (73) Trustee Since Chairman of Lumelite Plastics Trustee and Director c/o Lumelite Plastics July 2003 Corporation; Chairman of the of certain Corporation Governance Committee and Director investment companies 85 Charles Colman Blvd. or Trustee of the Retail Funds (since in the JPMorgan Pawling, NY 12564 July 2003) and the Institutional Funds Funds complex (since June 1992). managed by J.P. Morgan Investment Management Inc. The Trustees who are affiliated with the Investment Adviser or affiliates of the Investment Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of December 31, 2005) and the other directorships, if any, held by the Trustee, are shown below. NUMBER OF PORTFOLIOS IN FUND COMPLEX POSITION(S) LENGTH OF OVERSEEN BY NAME, AGE AND ADDRESS OF HELD WITH TIME PRINCIPAL OCCUPATION(S) DURING MANAGEMENT OTHER DIRECTORSHIPS MANANGEMENT TRUSTEE REGISTRANT SERVED* PAST 5 YEARS** TRUSTEE HELD BY TRUSTEE ------------------------------ -------------- ----------- ---------------------------------------- ------------ -------------------- Charles A. Fiumefreddo (72) Chairman Since Chairman and Director or Trustee of None. c/o Morgan Stanley Trust of the Board July 1991 the Retail Funds (since July 1991) Harborside Financial Center, and Trustee and the Institutional Funds (since July Plaza Two, 2003); formerly Chief Executive Jersey City, NJ 07311 Officer of the Retail Funds (until September 2002). James F. Higgins (57) Trustee Since Director or Trustee of the Retail Director of AXA c/o Morgan Stanley Trust June 2000 Funds (since June 2000) and the Financial, Inc. and Harborside Financial Institutional Funds (since July 2003); The Equitable Life Center, Senior Advisor of Morgan Stanley Assurance Society of Plaza Two, (since August 2000); Director of the the United States Jersey City, NJ 07311 Distributor and Dean Witter Realty (financial Inc.; previously President and Chief services). Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999). ---------- * This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected. ** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable. 22 POSITION(S) LENGTH NAME, AGE AND ADDRESS OF HELD WITH OF TIME PRINCIPAL OCCUPATION(S) DURING EXECUTIVE OFFICER REGISTRANT SERVED* PAST 5 YEARS** ---------------------------------- ------------------- ------------------- --------------------------------------------------------- Ronald E. Robison President President (since President (since September 2005) and Principal (66) 1221 Avenue of the Americas and Principal September 2005) Executive Officer of funds in the Fund Complex (since New York, NY 10020 Executive Officer and Principal May 2003), Managing Director of Morgan Stanley & Co. Executive Officer Incorporated and Morgan Stanley, Managing Director and (since May 2003) Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc., and Morgan Stanley Distributors Inc., Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc., Chief Executive Officer and Director of Morgan Stanley Trust, Director of Morgan Stanley SICAV (since May 2004), President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex, and the Van Kampen Funds. He was also previously President and Director of the institutional Funds (March 2001-July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services. Joseph J. McAlinden (62) Vice President Since July 1995 Managing Director and Chief Investment Officer of the 1221 Avenue of the Americas Investment Adviser and Morgan Stanley Investment New York, NY 10020 Management Inc.; Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995). Barry Fink (50) Vice President Since February General Counsel (since May 2000) and Managing Director 1221 Avenue of the Americas 1997 (since December 2000) of Morgan Stanley Investment New York, NY 10020 Management; Managing Director (since December 2000), Secretary (since February 1997) and Director of the Investment Adviser and the Administrator; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004); Vice President and Assistant General Counsel of the Investment Adviser and the Administrator (February 1997-December 2001). Amy R. Doberman (43) Vice President Since July 2004 Managing Director and General Counsel, U.S. Investment 1221 Avenue of the Americas Management; Managing Director of Morgan Stanley New York, NY 10020 Investment Management Inc. and the Investment Adviser, Vice President of the Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2004) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000). Carsten Otto (41) Chief Compliance Since October Executive Director and U.S. Director of Compliance for 1221 Avenue of the Americas Officer 1995 Morgan Stanley Investment Management (since October New York, NY 10020 2004); Executive Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds. Stefanie V. Chang (38) Vice President Since July 2003 Executive Director of Morgan Stanley & Co. 1221 Avenue of the Americas Incorporated, Morgan Stanley Investment Management Inc. New York, NY 10020 and the Investment Adviser; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP). Francis J. Smith (39) Treasurer Treasurer since Executive Director of the Investment Adviser and the c/o Morgan Stanley Trust and Chief July 2003 and Administrator (since December 2001); previously, Vice Harborside Financial Center, Financial Chief Financial President of the Retail Funds (September 2002-July Plaza Two, Officer Officer since 2003); Vice President of the Investment Adviser and the Jersey City, NJ 07311 September 2002 Administrator (August 2000-November 2001). Thomas F. Caloia (59) Vice President Since July 2003 Executive Director (since December 2002) and Assistant c/o Morgan Stanley Trust Treasurer of the Investment Adviser, the Distributor Harborside Financial Center, and the Administrator; previously Treasurer of the Plaza Two, Retail Funds (April 1989-July 2003); formerly First Jersey City, NJ 07311 Vice President of the Investment Adviser, the Distributor and the Administrator. Mary E. Mullin (38) Secretary Since July 2003 Executive Director of Morgan Stanley & Co. 1221 Avenue of the Americas Incorporated, Morgan Stanley Investment Management Inc. New York, NY 10020 and the Investment Adviser; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP. ---------- * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected. ** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable. In addition, the following individuals who are officers of the Investment Adviser or its affiliates serve as assistant secretaries of the Fund: Lou Anne D. McInnis, Joseph Benedetti, Joanne Antico, Daniel Burton, Joanne Doldo, Tara A. Farrelly, Alice J. Gerstel, Eric C. Griffith, Edward J. Meehan, Elisa Mitchell, Elizabeth Nelson, Debra Rubano, Rita Rubin, Sheri L. Schreck and Julien H. Yoo. 23 For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Adviser, Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2005, is shown below. AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES NAME OF TRUSTEE (AS OF DECEMBER 31, 2005) (AS OF DECEMBER 31, 2005) ------------------------ ----------------------------------------------- ----------------------------------------------- Independent: Michael Bozic over $100,000 Edwin J. Garn over $100,000 Wayne E. Hedien over $100,000 Dr. Manuel H. Johnson over $100,000 Joseph J. Kearns(1) over $100,000 Michael E. Nugent over $100,000 Fergus Reid(1) over $100,000 Interested: Charles A. Fiumefreddo over $100,000 James F. Higgins over $100,000 ---------- (1) Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan. As of December 31, 2005, the value (including interest) of the deferral accounts for Messrs. Kearns and Reid was $ and $ , respectively, pursuant to the deferred compensation plan. As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund. Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds' boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees, including two Independent Trustees, serve as members of the Insurance Committee, and three Independent Trustees serve as members of the Governance Committee. The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan. The Board of Trustees of the Fund has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and 24 submitting Committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter. During the Fund's fiscal year ended September 30, 2005, the Audit Committee held meetings. The members of the Audit Committee of the Fund are currently Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid. None of the members of the Fund's Audit Committee is an interested person, as defined under the Investment Company Act, of the Fund (with such disinterested Trustees being Independent Trustees or individually, Independent Trustee). Each Independent Trustee is also "independent" from the Fund under the listing standards of the New York Stock Exchange, Inc. (NYSE). The current Chairman of the Audit Committee of the Fund is Dr. Manuel H. Johnson. The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund's Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are currently Michael Bozic, Edwin J. Garn and Fergus Reid, each of whom is an Independent Trustee. The current Chairman of the Governance Committee is Fergus Reid. During the Fund's fiscal year ended September 30, 2005, the Governance Committee held meeting. The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications." There were meetings of the Board of Trustees of the Fund held during the fiscal year ended September 30, 2005. The Independent Trustees of the Fund also met five times during that time, in addition to the meetings of the full Board. Finally, the Board has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. Messrs. Nugent and Hedien are Independent Trustees. During the Fund's fiscal year ended September 30, 2005, the Insurance Committee held meetings. Advantages of Having Same Individuals as Trustees for the Retail Funds and Institutional Funds. The Independent Trustees and the Fund's management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the 25 possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds. TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund. SHAREHOLDER COMMUNICATIONS. Shareholders may send communications to the Fund's Board of Trustees. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein. C. COMPENSATION Each Independent Trustee receives an annual retainer fee of $168,000 for serving the Retail Funds and the Institutional Funds. In addition, each Independent Trustee receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year, so that an Independent Trustee who attended all six meetings would receive total compensation of $180,000 for serving the Funds. The Chairman of the Audit Committee receives an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Mr. Fiumefreddo receives an annual fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Investment Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee. Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund. Prior to April 1, 2004, the Institutional Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of 26 the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004 which remain subject to the terms of the Prior DC Plan). The following table shows aggregate compensation payable to each of the Fund's Trustees from the Fund for the fiscal year ended September 30, 2005 and the aggregate compensation payable to each of the Fund's Trustees by the Fund Complex (which includes all of the Retail and Institutional Funds) for the calendar year ended December 31, 2005. COMPENSATION NUMBER OF PORTFOLIOS IN THE FUND COMPLEX FROM WHICH THE TOTAL COMPENSATION TOTAL COMPENSATION TRUSTEE RECEIVED FROM THE FUND NAME OF INDEPENDENT TRUSTEE: FROM THE FUND COMPENSATION(5) COMPLEX(5) ----------------------------------- -------------------- ------------------ ------------------- Michael Bozic(1)(3) ............... $ $ Edwin J. Garn(1)(3) ............... Wayne E. Hedien(1)(2) ............. Dr. Manuel H. Johnson(1) .......... Joseph J. Kearns(1)(4) ............ Michael E. Nugent(1)(2) ........... Fergus Reid(1)(3) ................. Name of Interested Trustee: Charles A. Fiumefreddo(2) ......... James F. Higgins .................. ---------- (1) Member of the Audit Committee. Dr. Johnson is the Chairman of the Audit Committee and Mr. Kearns is the Deputy Chairman of the Audit Committee. (2) Member of the Insurance Committee. Mr. Nugent is the Chairman of the Insurance Committee. (3) Member of the Governance Committee. Mr. Reid is the Chairman of the Governance Committee. (4) Includes amounts deferred at the election of the Trustee under the DC Plan. (5) Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in these columns are presented on a calendar year basis. Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds"), not including the Fund, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below. The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2005, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each calendar year following retirement. Messrs. Kearns and Reid did not participate in the retirement program. RETIREMENT BENEFITS ACCRUED AS ESTIMATED ANNUAL BENEFITS UPON FUND EXPENSES RETIREMENT(1) -------------------------------- ------------------------------- BY ALL ADOPTING FROM ALL ADOPTING NAME OF INDEPENDENT TRUSTEE: FUNDS FUNDS ------------------------------- -------------------------------- ------------------------------- Michael Bozic ................. $ $ Edwin J. Garn ................. Wayne E. Hedien ............... Dr. Manuel H. Johnson ......... Michael E. Nugent ............. ---------- (1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life. 27 In addition, Messrs. Bozic, Garn, Hedien, Johnson and Nugent received a lump sum benefit from the liquidation of a fund in the retirement program in 2005 in the amount of $ , $ , $ , $ and $ , respectively. IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES -------------------------------------------------------------------------------- The following owned 5% or more of the outstanding Class A shares of the Fund as of January , 2006: As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding. V. INVESTMENT ADVISORY AND OTHER SERVICES -------------------------------------------------------------------------------- A. INVESTMENT ADVISER AND ADMINISTRATOR The Investment Adviser to the Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Prior to November 1, 2004, pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Adviser, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund paid the Investment Adviser monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% of the portion of the daily net assets not exceeding $500 million; and 0.725% of the portion of the daily net assets exceeding $500 million. The management fee was allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. The Board of Trustees of the Fund approved amending and restating, effective November 1, 2004, the Investment Management Agreement to remove the administration services component from the Investment Management Agreement and to reduce the investment advisory fee to the annual rate of 0.67% of the portion of the daily net assets not exceeding $500 million; and 0.645% of the portion of the daily net assets exceeding $500 million. The advisory fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. The Fund's Investment Adviser will continue to provide investment advisory services under an Amended and Restated Investment Advisory Agreement ("Investment Advisory Agreement"). The administration services previously provided to the Fund by the Investment Adviser will be provided by Morgan Stanley Services Company Inc. ("Administrator"), a wholly-owned subsidiary of the Investment Adviser, pursuant to a separate administration agreement ("Administration Agreement") entered into by the Fund with the Administrator. Such change resulted in a 0.08% reduction in the advisory fee concurrent with the implementation of a 0.08% administration fee pursuant to the new administration agreement. Under the terms of the Administration Agreement, the Administrator will provide the same administrative services previously provided by the Investment Adviser. For the fiscal years ended September 30, 2003, 2004 and 2005, the Fund accrued total compensation under the Management Agreement and the Investment Advisory Agreement in the amounts of $1,214,283, $1,297,373 and $ , respectively. For the period November 1, 2004 through September 30, 2005, the Administrator accrued compensation under the Administration Agreement in the amount of $ . Although the entities providing administrative services to the Fund have changed, the Morgan Stanley personnel performing such services will remain the same. Furthermore, the changes did not 28 result in any increase in the amount of total combined fees paid by the Fund for investment advisory and administrative services, or any decrease in the nature or quality of the investment advisory or administrative services received by the Fund. B. PRINCIPAL UNDERWRITER The Fund's principal underwriter is the Distributor (which has the same address as the Investment Adviser). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley. The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders. C. SERVICES PROVIDED BY THE INVESTMENT ADVISER AND ADMINISTRATOR The Investment Adviser manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objectives. Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as the Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorney is, in the opinion of the Administrator, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. Expenses not expressly assumed by the Investment Adviser under the Investment Advisory Agreement or by the Administrator under the Administration Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' 29 and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any corporate affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Adviser (not including compensation or expenses of attorneys who are employees of the Investment Adviser); fees and expenses of the Fund's independent registered public accounting firm; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees. The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Fund or any of its investors for any act or omission by the Investment Adviser or for any losses sustained by the Fund or its investors. The Investment Advisory Agreement will remain in effect from year to year, provided continuance of the Investment Advisory Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees. The Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to the Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by the Fund or its investors. The Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days. D. DEALER REALLOWANCES Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act. E. RULE 12B-1 PLAN The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25% and 1.00% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 1.00% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived, or (b) the average daily net assets of Class B. Effective May 1, 2004, the Board approved an Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (the "Amended Plan") converting the Plan with respect to Class B shares from a "compensation" to a "reimbursement" plan similar to that of Class A and Class C. Except as otherwise described below, the terms of the Plan remain unchanged. 30 The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Morgan Stanley DW received the proceeds of CDSCs and FSCs, for the last three fiscal years ended September 30, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts). 2005 2004 2003 ------------------ ------------------- ------------------ Class A .......... FSCs:(1) $ FSCs:(1) $ 50,027 FSCs:(1) $ 47,680 CDSCs: $ CDSCs: $ 0 CDSCs: $ 0 Class B .......... CDSCs: $ CDSCs: $180,414 CDSCs: $194,062 Class C .......... CDSCs: $ CDSCs: $ 2,168 CDSCs: $ 1,839 ---------- (1) FSCs apply to Class A only. The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the NASD (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the NASD. Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended September 30, 2005, of $ . This amount is equal to 1.00% of the average daily net assets of Class B for the fiscal year and was calculated pursuant to clause (b) of the compensation formula under the Plan. For the fiscal year ended September 30, 2005, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $ and $ , respectively, which amounts are equal to % and % of the average daily net assets of Class A and Class C, respectively, for the fiscal year. The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement. With respect to Class A shares, Morgan Stanley DW compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.00% of the amount sold and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. With respect to Class B shares, Morgan Stanley DW compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 4.00% of the amount sold and an annual residual commission, currently a residual of up to 0.25% of the current value of the amount sold in all cases. With respect to Class C shares, Morgan Stanley DW compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.00% of the amount sold and an annual residual commission, currently up to 1.00% of the current value of the respective accounts for which they are the Financial Advisors of record. The gross sales credit is a charge which reflects commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating Morgan Stanley DW's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support 31 personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales. The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). These expenses may include the cost of Fund-related educational and/or business-related trips or payment of Fund-related educational and/or promotional expenses of Financial Advisors. For example, the Distributor has implemented a compensation program available only to Financial Advisors meeting specified criteria under which certain marketing and/or promotional expenses of those Financial Advisors are paid by the Distributor out of compensation it receives under the Plan. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities. The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.00%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior Board determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares. Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended September 30, 2005 to the Distributor. The Distributor and Morgan Stanley DW estimate that they have spent, pursuant to the Plan, $40,822,992 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 14.21% ($5,800,249)-advertising and promotional expenses; (ii) 0.73% ($295,823)-printing and mailing of prospectuses for distribution to other than current shareholders; and (iii) 85.07% ($34,726,920)-other expenses, including the gross sales credit and the carrying charge, of which 12.16% ($4,224,125) represents carrying charges, 36.08% ($12,530,019) represents commission credits to Morgan Stanley DW's branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, 51.07% ($17,735,728) represents overhead and other branch office distribution-related expenses and 0.68% ($237,047) represents excess distribution expenses of TCW/DW Income and Growth Fund, the net assets of which were combined with those of the Fund on June 28, 1999, pursuant to an Agreement and Plan of Reorganization. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year 32 ended September 30, 2005 were service fees. The remainder of the amounts accrued by Class C were for expenses, which relate to compensation of sales personnel and associated overhead expenses. In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Morgan Stanley DW which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $14,506,736 as of September 30, 2005 (the end of the Fund's fiscal year), which was equal to 19.38% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs. Under the Amended Plan, the Fund is authorized to reimburse the Distributor for its actual distribution expenses incurred on behalf of Class B shares and from unreimbursed distribution expenses, on a monthly basis, the amount of which may in no event exceed an amount equal to payment at the annual rate of 1.00% of average daily net assets of Class B. In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.00% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale totaled $ in the case of Class C at December 31, 2005 (the end of the calendar year), which amount was equal to approximately % of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan. No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Adviser, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund. On an annual basis the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of 33 distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees. F. OTHER SERVICE PROVIDERS (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT Morgan Stanley Trust is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311. (2) CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM The Bank of New York, 100 Church Street, New York, NY 10286, is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial. , is the independent registered public accounting firm of the Fund. The Fund's independent registered public accounting firm is responsible for auditing the annual financial statements. (3) AFFILIATED PERSONS The Transfer Agent is an affiliate of the Investment Adviser and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services. G. FUND MANAGEMENT OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS As of . James Gilligan managed mutual funds with a total of approximately $ billion in assets; pooled investment vehicles other than mutual funds with a total of approximately $ million in assets; and other accounts with a total of approximately $ million in assets. Of the other accounts, accounts with approximately $ million in assets had performance related fees. Ellen Gold managed mutual funds with a total of approximately $ billion in assets; pooled investment vehicles other than mutual funds with a total of approximately $ 34 million in assets; and other acounts with a total of approximately $ million in assets. Of the other accounts, accounts with approximately $ million in assets had performance related fees. James Roeder managed mutual funds with a total of approximately $ billion in assets; pooled investment vehicles other than mutual funds with a total of approximately $ million in assets; and other accounts with a total of approximately $ million in assets. Of the other accounts, accounts with approximately $ million in assets had performance related fees. Thomas Bastian managed mutual funds with a total of approximately $ billion in assets; pooled investment vehicles other than mutual funds with a total of approximately $ million in assets; and other accounts with a total of approximately $ million in assets. Of the other accounts, accounts with approximately $ million in assets had performance related fees. Sergio Marcheli managed mutual funds with a total of approximately $ billion in assets; pooled investment vehicles other than mutual funds with a total of approximately $ million in assets; and other accounts with a total of approximately $ million in assets. Of the other accounts, accounts with approximately $ million in assets had performance related fees. Vincent Vizachero managed mutual funds with a total of approximately $ billion in assets; pooled investment vehicles other than mutual funds with a total of approximately $ million in assets; and other accounts with a total of approximately $ million in assets. Of the other accounts, accounts with approximately $ million in assets had performance related fees. Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. PORTFOLIO MANAGER COMPENSATION STRUCTURE Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers. BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser. DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include, in addition to any region specific deferred compensation plans: o Cash Bonus; o Morgan Stanley's Equity Incentive Compensation Program (EICP) awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions; 35 o Investment Management Deferred Compensation Plan (IMDCP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund; o Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units. Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include: o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods. o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager. o Contribution to the business objectives of the Investment Adviser. o The dollar amount of assets managed by the portfolio manager. o Market compensation survey research by independent third parties. o Other qualitative factors, such as contributions to client objectives. o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals. SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS As of , the dollar range of securities beneficially owned (through certain defined contribution and/or a deferral compensation program) by each portfolio manager in the Fund is shown below: James Gilligan Ellen Gold James Roeder Thomas Bastian Sergio Marcheli Vincent Vizachero H. CODES OF ETHICS The Fund, the Investment Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions. I. PROXY VOTING POLICY AND PROXY VOTING RECORD The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the 36 responsibility to vote such proxies to the Investment Adviser. The following is a summary of the Investment Adviser's Proxy Voting Policy ("Proxy Policy"). The Investment Adviser uses its best efforts to vote proxies on securities held in the Fund as part of its authority to manage, acquire and dispose of Fund assets. In this regard, the Investment Adviser has formed a Proxy Review Committee ("Committee") comprised of senior investment professionals that is responsible for creating and implementing the Proxy Policy. The Committee meets monthly but may meet more frequently as conditions warrant. The Proxy Policy provides that the Investment Adviser will vote proxies in the best interests of clients consistent with the objective of maximizing long-term investment returns. The Proxy Policy provides that the Investment Adviser will generally vote proxies in accordance with pre-determined guidelines contained in the Proxy Policy. The Investment Adviser may vote in a manner that is not consistent with the pre-determined guidelines, provided that the vote is approved by the Committee. The Investment Adviser generally will not vote a proxy if it has sold the affected security between the record date and the meeting date. The Proxy Policy provides that, unless otherwise determined by the Committee, votes will be cast in the manner described below: o Generally, routine proposals will be voted in support of management. o With regard to the election of directors, where no conflict exists and where no specific governance deficiency has been noted, votes will be cast in support of management's nominees. o The Investment Adviser will vote in accordance with management's recommendation with respect to certain non-routine proposals (i.e., reasonable capitalization changes, stock repurchase programs, stock splits, certain compensation-related matters, certain anti-takeover measures, etc.). o The Investment Adviser will vote against certain non-routine proposals (i.e., unreasonable capitalization changes, establishment of cumulative voting rights for the election of directors, requiring supermajority shareholder votes to amend by-laws, indemnification of auditors, etc.). o The Investment Adviser will vote in its discretion with respect to certain non-routine proposals (i.e., mergers, acquisitions, take-overs, spin-offs, etc.), which may have a substantive financial or best interest impact on an issuer. o The Investment Adviser will vote for certain proposals it believes call for reasonable charter provisions or corporate governance practices (i.e., requiring auditors to attend annual shareholder meetings, requiring that members of compensation, nominating and audit committees be independent, reducing or eliminating supermajority voting requirements, etc.). o The Investment Adviser will vote against certain proposals it believes call for unreasonable charter provisions or corporate governance practices (i.e., proposals to declassify boards, proposals to require a company to prepare reports that are costly to provide or that would require duplicative efforts or expenditure that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders, etc.). o Certain other proposals (i.e., proposals requiring directors to own large amounts of company stock to be eligible for election, requiring diversity of board membership relating to broad based social, religious or ethnic groups, etc.) generally are evaluated by the Committee based on the nature of the proposal and the likely impact on shareholders. While the proxy voting process is well-established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent the Investment Adviser's ability to vote such proxies. As a result, non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to the Fund of voting such proxies. 37 CONFLICTS OF INTEREST If the Committee determines that an issue raises a material conflict of interest, or gives rise to a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict in question and that the Committee will have sole discretion to cast a vote. THIRD PARTIES To assist in its responsibility for voting proxies, the Investment Adviser has retained Institutional Shareholder Services ("ISS"), Glass Lewis and Proxy Governance, Inc., as experts in the proxy voting and corporate governance area. In addition to ISS, Glass Lewis and Proxy Governance Inc., the Investment Adviser may from time to time retain other proxy research providers. ISS, Glass Lewis, Proxy Governance, Inc., and these other proxy research providers are referred to herein as "Research Providers." The services provided to the Investment Adviser by the Research Providers include in-depth research, global issuer analysis, and voting recommendations. While the Investment Adviser may review and utilize recommendations made by the Research Providers in making proxy voting decisions, it is in no way obligated to follow such recommendations. In addition to research, the Research Providers provide vote execution, reporting and recordkeeping. The Committee carefully monitors and supervises the services provided by the Research Providers. FURTHER INFORMATION A copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, filed with the SEC, are available without charge on our web site at www.morganstanley.com/funds. The Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov. J. REVENUE SHARING The Investment Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley DW and certain unaffiliated brokers, dealers or other financial Intermediaries ("Intermediaries") in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Investment Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), the Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Investment Adviser and/or Distributor. These payments currently include the following amounts which are paid to Morgan Stanley DW and other Intermediaries or their salespersons in accordance with the applicable compensation structure: (1) On sales of $1 million or more of Class A shares (for which no sales charge was paid) or net asset value purchases by certain employee benefit plans, Morgan Stanley DW and other Intermediaries receive a gross sales credit of up to 1.00% of the amount sold.* (2) On Class D shares (other than shares held by participants in the Morgan Stanley Funds Portfolio Architectsm Program, the Morgan Stanley Fund Solutionsm Program, the Morgan Stanley Personal Portfoliosm and Morgan Stanley Corporate Retirement Solutions), Morgan Stanley DW and other Intermediaries receive an annual fee of up to 0.05% of the average monthly net asset value of the Class D shares held in the applicable accounts. ---------- * Commissions or transaction fees paid to Morgan Stanley DW or other Intermediaries who initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million. 38 (3) On sales of Class A, B and C shares (except purchases through 401(k) platforms or shares, if any, held by participants in the Morgan Stanley Fund Solutionsm Program, the Morgan Stanley Personal Portfoliosm Program and Morgan Stanley Corporate Retirement Solutions) through Morgan Stanley DW's Mutual Fund Network: o An amount up to 0.11% of gross sales of Fund shares; and o An annual fee in an amount up to 0.03% of the value of such Fund shares in excess of $9 billion. (4) An amount equal to 0.20% of the value of Fund shares sold through 401(k) platforms. The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley DW or other Intermediaries may provide Morgan Stanley DW or other Intermediaries and/or Financial Advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an Intermediary does not receive additonal compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares. You should review carefully any disclosure by such brokers, dealers or other Intermediaries as to their compensation. VI. BROKERAGE ALLOCATION AND OTHER PRACTICES -------------------------------------------------------------------------------- A. BROKERAGE TRANSACTIONS Subject to the general supervision of the Board of Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. For the fiscal years ended September 30, 2003, 2004 and 2005, the Fund paid a total of $151,781, $107,084 and $ , respectively, in brokerage commissions. B. COMMISSIONS Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. The Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers. During the fiscal years ended September 30, 2003, 2004 and 2005, the Fund did not effect any principal transactions with Morgan Stanley DW. Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers 39 in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer. During the fiscal years ended September 30, 2003, 2004 and 2005, the Fund did not pay any brokerage commissions to Morgan Stanley DW. During the fiscal years ended September 30, 2003, 2004 and 2005, the Fund paid a total of $3,766, $1,174 and $ , respectively, in brokerage commissions to Morgan Stanley & Co. During the fiscal year ended September 30, 2005, the brokerage commissions paid to Morgan Stanley & Co. represented approximately % of the total brokerage commissions paid by the Fund during the year and were paid on account of transactions having an aggregate dollar value equal to approximately % of the aggregate dollar value of all portfolio transactions of the Fund during the year for which commissions were paid. C. BROKERAGE SELECTION The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Investment Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients on the sale of shares of advised investment companies. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States. In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Adviser from brokers and dealers may be utilized by the Investment Adviser and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. The Investment Adviser and certain of its affiliates currently serves as investment adviser to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Adviser and its affiliates to cause purchase and sale transactions (including transactions in certain initial and secondary public offerings) 40 to be allocated among clients whose assets they manage (including the Fund) in such manner as they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Investment Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security. D. DIRECTED BROKERAGE During the fiscal year ended September 30, 2005, the Fund paid $ in brokerage commissions in connection with transactions in the aggregate amount of $ to brokers because of research services provided. E. REGULAR BROKER-DEALERS During the fiscal year ended September 30, 2005, the Fund purchased securities issued by , which issuers were among the ten brokers or ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the year. At September 30, 2005, the Fund held securities issued by with market values of $ , $ , $ , $ , $ , $ and $ , respectively. VII. CAPITAL STOCK AND OTHER SECURITIES -------------------------------------------------------------------------------- The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares. The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus. The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in 41 which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote. All of the Trustees, except for James F. Higgins, Joseph J. Kearns and Fergus Reid, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES -------------------------------------------------------------------------------- A. PURCHASE/REDEMPTION OF SHARES Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus. TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer. The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege. TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred. OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information. B. Offering Price The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Morgan Stanley DW and other authorized dealers as described in Section "V. Investment Advisory and Other Services-E. Rule 12b-1 Plan." The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each 42 Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees. In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; and (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day. When market quotations are not readily available, including circumstances under which it is determined by the Investment Adviser that the sale price, the bid price or the mean between the last reported bid and asked price are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such price does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest price published by the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees. Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees. IX. TAXATION OF THE FUND AND SHAREHOLDERS -------------------------------------------------------------------------------- The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of the Fund will affect the amount, timing 43 and character of the distributions made by the Fund. The following discussion is only a summary of certain tax considerations generally affecting the Fund and shareholders of the Fund and is not intended as a substitute for careful tax planning. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax- exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes. INVESTMENT COMPANY TAXATION. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains. Gains or losses on sales of securities by the Fund will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by the Fund when the Fund invests in forward foreign currency exchange contracts, options and non-U.S. corporations classified as "passive foreign investment companies" ("PFICs"). Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by the Fund. Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such income as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions. TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will be subject to federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are generally taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Under current law, a portion of the ordinary income dividends received by a shareholder may be taxed at the same rate as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rates as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example you generally will not be permitted to offset ordinary income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates. Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the maximum rate on all dividends would move to 35% in 2009 and 39.6% in 2011. 44 Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month. Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction. Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short term capital gains. Recently enacted legislation amends certain rules relating to regulated investment companies. This legislation, among other things, modifies the federal income tax treatment of certain distributions to foreign investors. The Fund will no longer be required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. Currently, however, the Fund will continue to withhold these amounts regardless of the fact that it is no longer required to do so. Distributions attributable to gains from "U.S. real property interests" (including certain U.S. real property holding corporations including certain REITs, and certain capital gain distributions from REITs) will generally be subject to federal withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a U.S. tax return. Also, such gains may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. The provisions contained in the legislation relating to distributions to foreign persons generally would apply to distributions with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the legislation. After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations. PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period. Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so 45 they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares. Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the Fund, followed by the purchase of shares in the other fund. The ability to deduct capital losses may be limited. In addition, if a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes. X. UNDERWRITERS -------------------------------------------------------------------------------- The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan." XI. PERFORMANCE DATA -------------------------------------------------------------------------------- AVERAGE ANNUAL RETURNS ASSUMING DEDUCTION OF MAXIMUM SALES CHARGE PERIOD ENDED SEPTEMBER 30, 2005 INCEPTION CLASS DATE 1 YEAR 5 YEARS LIFE OF FUND ----------------- ---------- -------- --------- ------------- Class A ......... 07/28/97% % % Class B ......... 06/26/96% % % Class C ......... 07/28/97% % % Class D ......... 07/28/97% % % AVERAGE ANNUAL RETURNS ASSUMING NO DEDUCTION OF SALES CHARGE PERIOD ENDED SEPTEMBER 30, 2005 INCEPTION CLASS DATE 1 YEAR 5 YEARS LIFE OF FUND ----------------- ---------- -------- --------- ------------- Class A ......... 07/28/97% % % Class B ......... 06/26/96% % % Class C ......... 07/28/97% % % Class D ......... 07/28/97% % % AGGREGATE TOTAL RETURNS ASSUMING NO DEDUCTION OF SALES CHARGE PERIOD ENDED SEPTEMBER 30, 2005 INCEPTION CLASS DATE 1 YEAR 5 YEARS LIFE OF FUND ----------------- ---------- -------- --------- ------------- Class A ......... 07/28/97% % % Class B ......... 06/26/96% % % Class C ......... 07/28/97% % % Class D ......... 07/28/97% % % 46 AVERAGE ANNUAL AFTER-TAX RETURNS ASSUMING DEDUCTION OF MAXIMUM SALES CHARGE CLASS B PERIOD ENDED SEPTEMBER 30, 2005 INCEPTION CALCULATION METHODOLOGY DATE 1 YEAR 5 YEARS LIFE OF FUND ------------------------------------------------------ ---------- -------- --------- ------------- After taxes on distributions ......................... 06/26/96% % % After taxes on distributions and redemptions ......... 06/26/96% % % XII. FINANCIAL STATEMENTS -------------------------------------------------------------------------------- The Fund's audited financial statements for the fiscal year ended September 30, 2005, including notes thereto and the report of , are herein incorporated by reference from the Fund's annual report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. XIII. FUND COUNSEL -------------------------------------------------------------------------------- Clifford Chance US LLP, located at 31 West 52nd Street, New York, NY 10019, acts as the Fund's legal counsel. * * * * * This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC. 47 MORGAN STANLEY INCOME BUILDER FUND PART C OTHER INFORMATION Item 23. Exhibits -------- -------- a(1). Declaration of Trust of the Registrant, dated March 20, 1996, is incorporated herein by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on March 27, 1996. (2). Instrument Establishing and Designating Additional Classes, dated July 28, 1997, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on July 23, 1997. (3). Amendment to the Declaration of Trust of the Registrant, dated June 22, 1998, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on November 25, 1998. (4). Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001, is incorporated herein by reference to Exhibit 1 of Post- Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on November 28, 2001. b. Amended and Restated By-Laws of the Registrant, dated April 24, 2003, is incorporated herein by reference to Exhibit b of Post- Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on November 26, 2003. c. Not Applicable. d. Amended and Restated Investment Advisory Agreement, dated November 1, 2004, is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 3 to the Registration Statement of Form N-1A of Morgan Stanley Small-Mid Special Value Fund, filed on June 24, 2005. e(1). Amended Distribution Agreement, dated June 22, 1998, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on November 25, 1998. (2). Selected Dealer Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc., is incorporated herein by reference to Exhibit 6(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 29, 1996. (3). Omnibus Selected Dealer Agreement between Morgan Stanley Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on November 25, 1998. f. Not Applicable. g(1). Custody Agreement between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 9 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 29, 1996. (2). Amendment, dated June 15, 2001, to the Custody Agreement of the Registrant, is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on November 28, 2001. (3). Foreign Custody Manager Agreement between The Bank of New York and the Registrant, dated June 15, 2001, is incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on November 28, 2001. 1 h(1). Amended and Restated Transfer Agency and Services Agreement, dated November 1, 2004, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, of Morgan Stanley Growth Fund, filed on May 27, 2005. (2). Administration Agreement, dated November 1, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on November 30, 2004. i(1). Opinion of Clifford Chance US LLP, is incorporated herein by reference to Exhibit i(1) of Post Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on November 30, 2004. i(2) Consent of Clifford Chance US LLP, to be filed by further amendment. (2). Opinion of Dechert LLP, is incorporated herein by reference to Exhibit i(2) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on November 30, 2004. j. Consent of Independent Registered Public Accounting Firm, to be filed by further amendment. k. Not Applicable. l. Not Applicable. m. Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated May 1, 2004, is incorporated herein by reference to Exhibit m of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on November 30, 2004. n. Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3, dated October 28, 2004, is incorporated herein by reference to Exhibit n of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on November 30, 2004. o. Not Applicable. p (1). Code of Ethics of Morgan Stanley Investment Management, is incorporated herein by reference to Exhibit p(1) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on November 30, 2004. (2). Code of Ethics of the Morgan Stanley Funds, is incorporated herein by reference to Exhibit p(2) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A , filed on November 30, 2004. q. Powers of Attorney of Trustees, dated November 1, 2005, is incorporated herein by reference to Exhibit q of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Morgan Stanley Aggressive Equity Fund, filed on November 22, 2005. 2 ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND None ITEM 25. INDEMNIFICATION Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification. Pursuant to Section 5.2 of the Registrant's Declaration of Trust, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant's Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant's Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors. Pursuant to Section 7 of the Registrant's Underwriting Agreement, the Registrant shall indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the 1933 Act, or on any other statute or at common law, on the grounds that the Registration Statement or related Prospectus and Statement of Additional Information, as from time to time amended and supplemented, or the annual or interim reports to shareholders of the Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Underwriter; provided, however, that in no case (i) is the indemnity of the Registrant in favor of the Underwriter and any such controlling persons to be deemed to protect the Underwriter or any such controlling persons thereof against any liability to the Registrant or its security holders to which the Underwriter or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement; or (ii) is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Underwriter or any such controlling persons, unless the Underwriter or any such controlling persons, as the case may be, shall have notified the Registrant in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Underwriter or such controlling persons (or after the Underwriter or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Registrant of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue. The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect. The Registrant, in conjunction with the Investment Adviser, the Registrant's Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him. ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER See "Fund Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co. Incorporated. 3 Set forth below is the name and principal business address of each company for which each director or officer of Morgan Stanley Investment Advisors serves as a director, officer or employee: MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES") c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS") MORGAN STANLEY DW INC. ("MORGAN STANLEY DW") MORGAN STANLEY FUNDS MORGAN STANLEY INVESTMENT ADVISORS INC. MORGAN STANLEY INVESTMENT MANAGEMENT MORGAN STANLEY INVESTMENT MANAGEMENT INC. 1221 Avenue of the Americas, New York, New York 10020. MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD. MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO. INTERNATIONAL") 25 Cabot Square, London, England VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN") 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181 MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST") Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 4 NAME AND POSITION WITH OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT, MORGAN STANLEY INVESTMENT ADVISORS INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION ---------------------------------- ---------------------------------------------------------------- Barry Fink Managing Director and General Counsel of Morgan Stanley Managing Director and Investment Management; Managing Director and Director of Morgan Director Stanley Services; Managing Director, Secretary, and Director of Morgan Stanley Distributors; Vice President of the Morgan Stanley Funds. Joseph J. McAlinden Chief Investment Officer and Managing Director of Morgan Stanley Managing Director and Investment Management Inc. Chief Investment Officer Ronald E. Robison President and Principal Executive Officer of Funds in the Fund Complex; Managing Director, Managing Director, Chief Administrative Officer and Director of Morgan Chief Administrative Officer and Stanley Services; Chief Executive Officer and Director of Morgan Director Stanley Trust; Managing Director of Morgan Stanley Distributors; Executive Vice President and Principal Executive Officer of the Morgan Stanley Funds; Director of Morgan Stanley SICAV. P. Dominic Caldecott Managing Director of Morgan Stanley Investment Management Inc., Managing Director and Morgan Stanley Dean Witter Investment Management Limited.; Vice President and Investment Manager of Morgan Stanley & Co. International. Rajesh K. Gupta Managing Director and Chief Administrative Officer-Investments Managing Director and of Morgan Stanley Investment Management Inc. Chief Administrative Officer- Investments John B. Kemp, III President and Chief Executive Officer of Morgan Stanley Executive Director Distributors. Francis J. Smith Executive Director of Morgan Stanley Services; Vice President Executive Director and Chief Financial Officer of the Morgan Stanley Funds. 5 ITEM 27. PRINCIPAL UNDERWRITERS (a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies: (1) Active Assets California Tax-Free Trust (2) Active Assets Government Securities Trust (3) Active Assets Institutional Government Securities Trust (4) Active Assets Institutional Money Trust (5) Active Assets Money Trust (6) Active Assets Tax-Free Trust (7) Morgan Stanley Aggressive Equity Fund (8) Morgan Stanley Allocator Fund (9) Morgan Stanley American Opportunities Fund (10) Morgan Stanley Balanced Growth Fund (11) Morgan Stanley Balanced Income Fund (12) Morgan Stanley Biotechnology Fund (13) Morgan Stanley California Tax-Free Daily Income Trust (14) Morgan Stanley California Tax-Free Income Fund (15) Morgan Stanley Capital Opportunities Trust (16) Morgan Stanley Convertible Securities Trust (17) Morgan Stanley Developing Growth Securities Trust (18) Morgan Stanley Dividend Growth Securities Inc. (19) Morgan Stanley European Equity Fund Inc. (20) Morgan Stanley Equally-Weighted S&P 500 Fund (21) Morgan Stanley Financial Services Trust (22) Morgan Stanley Flexible Income Trust (23) Morgan Stanley Fundamental Value Fund (24) Morgan Stanley Global Advantage Fund (25) Morgan Stanley Global Dividend Growth Securities (26) Morgan Stanley Global Utilities Fund (27) Morgan Stanley Growth Fund 6 (28) Morgan Stanley Health Sciences Trust (29) Morgan Stanley High Yield Securities Inc. (30) Morgan Stanley Income Builder Fund (31) Morgan Stanley Income Trust (32) Morgan Stanley Information Fund (33) Morgan Stanley International Fund (34) Morgan Stanley International SmallCap Fund (35) Morgan Stanley International Value Equity Fund (36) Morgan Stanley Japan Fund (37) Morgan Stanley KLD Social Index Fund (38) Morgan Stanley Limited Duration Fund (39) Morgan Stanley Limited Duration U.S. Treasury Trust (40) Morgan Stanley Limited Term Municipal Trust (41) Morgan Stanley Liquid Asset Fund Inc. (42) Morgan Stanley Mid-Cap Value Fund (43) Morgan Stanley Mortgage Securities Trust (44) Morgan Stanley Multi-Asset Class Fund (45) Morgan Stanley Nasdaq-100 Index Fund (46) Morgan Stanley Natural Resource Development Securities Inc. (47) Morgan Stanley New York Municipal Money Market Trust (48) Morgan Stanley New York Tax-Free Income Fund (49) Morgan Stanley Pacific Growth Fund Inc. (50) Morgan Stanley Prime Income Trust (51) Morgan Stanley Real Estate Fund (52) Morgan Stanley S&P 500 Index Fund (53) Morgan Stanley Select Dimensions Investment Series (54) Morgan Stanley Small-Mid Special Value Fund (55) Morgan Stanley Special Growth Fund (56) Morgan Stanley Special Value Fund (57) Morgan Stanley Strategist Fund (58) Morgan Stanley Tax-Exempt Securities Trust (59) Morgan Stanley Tax-Free Daily Income Trust 7 (60) Morgan Stanley Total Market Index Fund (61) Morgan Stanley Total Return Trust (62) Morgan Stanley U.S. Government Money Market Trust (63) Morgan Stanley U.S. Government Securities Trust (64) Morgan Stanley Utilities Fund (65) Morgan Stanley Value Fund (66) Morgan Stanley Variable Investment Series (b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. None of the following persons has any position or office with the Registrant. POSITIONS AND OFFICE WITH NAME MORGAN STANLEY DISTRIBUTORS ---- ---------------------------------------------- Fred Gonfiantini Executive Director and Financial Operations Principal of Morgan Stanley Distributors Inc. (c) Not applicable. ITEM 28. LOCATION OF ACCOUNTS AND RECORDS Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows: The Bank of New York 100 Church Street New York, New York 10286 (records relating to its function as custodian) Morgan Stanley Investment Advisors Inc. 1221 Avenue of the Americas New York, New York 10020 (records relating to its function as investment adviser) Morgan Stanley Trust Harborside Financial Center, Plaza Two 2nd Floor Jersey City, New Jersey 07311 (records relating to its function as transfer agent and dividend disbursing agent) Morgan Stanley Services Company Inc. Harborside Financial Center, Plaza Two 7th Floor Jersey City, New Jersey 07311 (records relating to its function as administrator) ITEM 29. MANAGEMENT SERVICES Registrant is not a party to any such management-related service contract. ITEM 30. UNDERTAKINGS None. 8 SIGNATURES Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 30th day of November, 2005. MORGAN STANLEY INCOME BUILDER FUND By /s/ Ronald E. Robison -------------------------------- Ronald E. Robison Principal Executive Officer Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities and on the dates indicated. Signatures Title Date ---------- ----- ---- (1) Principal Executive Officer President and Principal Executive Officer By /s/ Ronald E. Robison November 30, 2005 --------------------------------- Ronald E. Robison (2) Principal Financial Officer Chief Financial Officer By /s/ Francis J. Smith November 30, 2005 --------------------------------- Francis J. Smith (3) Majority of the Trustees Charles A. Fiumefreddo (Chairman) James F. Higgins By /s/ Barry Fink November 30, 2005 --------------------------------- Barry Fink Attorney-in-Fact Michael Bozic Joseph J. Kearns Edwin J. Garn Michael E. Nugent Wayne E. Hedien Fergus Reid Manuel H. Johnson By /s/ Carl Frischling November 30, 2005 --------------------------------- Carl Frischling Attorney-in-Fact